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                               TABLE OF CONTENTS

President's Letter..........................................       3
Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - I (Non-Qualified
  Policies)
Statement of Assets and Liabilities.........................       8
Statement of Operations.....................................      12
Statement of Changes in Net Assets..........................      16

NYLIAC Variable Annuity Separate Account - II (Tax Qualified
  Policies)
Statement of Assets and Liabilities.........................      22
Statement of Operations.....................................      26
Statement of Changes in Net Assets..........................      30

NYLIAC Variable Annuity Separate Accounts - I & II
Notes to Financial Statements...............................      36
Report of Independent Auditors..............................      57

MainStay VP Series Fund, Inc.
Chairman's Letter...........................................     M-1
Definition of Indices.......................................     M-2
Portfolio Managers' Commentaries............................     M-4
Directors and Officers......................................    M-88
Bond Portfolio - Initial and Service Class..................    M-92
Capital Appreciation Portfolio - Initial and Service
  Class.....................................................   M-101
Cash Management Portfolio...................................   M-108
Common Stock Portfolio - Initial and Service Class..........   M-115
Convertible Portfolio - Initial and Service Class...........   M-127
Government Portfolio - Initial and Service Class............   M-137
High Yield Corporate Bond Portfolio - Initial and Service
  Class.....................................................   M-145
International Equity Portfolio - Initial and Service
  Class.....................................................   M-162
Mid Cap Core Portfolio - Initial and Service Class..........   M-170
Mid Cap Growth Portfolio - Initial and Service Class........   M-180
Mid Cap Value Portfolio - Initial and Service Class.........   M-186
S&P 500 Index Portfolio - Initial and Service Class.........   M-192
Small Cap Growth Portfolio - Initial and Service Class......   M-204
Total Return Portfolio - Initial and Service Class..........   M-211
Value Portfolio - Initial and Service Class.................   M-226
American Century Income & Growth Portfolio - Initial and
  Service Class.............................................   M-234
Dreyfus Large Company Value Portfolio - Initial and Service
  Class.....................................................   M-242
Eagle Asset Management Growth Equity Portfolio - Initial and
  Service Class.............................................   M-248
Lord Abbett Developing Growth Portfolio - Initial and
  Service Class.............................................   M-254
Notes to Financial Statements...............................   M-261
Report of Independent Auditors..............................   M-279

The Annual Reports for the Portfolios listed below follow:
Alger American Small Capitalization - Class O and Class S
  Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series - Class B
Dreyfus IP Technology Growth - Initial Shares and Service
  Shares
Fidelity(R) Variable Insurance Products Fund
  Contrafund(R) - Initial Class and Service Class 2
Fidelity(R) Variable Insurance Products Fund Equity
  Income - Initial Class and Service Class 2
Fidelity(R) Variable Insurance Products Fund Mid
  Cap - Service Class 2
Janus Aspen Series Balanced - Institutional Shares and
  Service Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
  and Service Shares
MFS(R) Investors Trust Series - Initial Class and Service
  Class
MFS(R) Research Series - Initial Class and Service Class
MFS(R) Utilities Series - Initial Class and Service Class
Neuberger Berman AMT Mid-Cap Growth - Class I and Class S
T. Rowe Price Equity Income Portfolio and Portfolio - II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I and Class
  II
Victory VIF Diversified Stock - Class A Shares

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the December 31, 2004 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or life policy. This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, each of the portfolio managers provides a discussion of portfolio performance relative to the financial markets and economic conditions. I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

While the equity markets finished 2004 on a positive note, with the Dow Jones Industrial Average (DJIA)(1), the NASDAQ Composite(2), and S&P500 Index(R)(3) posting their first back-to-back yearly gains since 1999, a complete economic rebound may not be imminent. Ongoing concerns about the war on terrorism, oil prices, unemployment, interest rates, and the growing U.S. budget deficit remind us all of the challenges still to be faced on the road to sustained economic growth. And, as the year came to a close, even these flash points were overshadowed by the devastating tsunami in Asia and the overwhelming--and ongoing--global response to assist those in need.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

February 2005

(1) Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure and other service oriented firms. An investment cannot be made directly into an index.

(2) NASDAQ Composite Index is an unmanaged market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and include over 5,000 companies. Each company's security affects the index in proportion to its market value. The market value is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.

(3) S&P 500(R)--"Standard & Poor's 500 Composite Price Index(R) and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
NON-QUALIFIED POLICIES                                        PORTFOLIO    DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I    INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced                                         9/2/86       5/1/95
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                    12/28/98       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98       6/1/98
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93
MainStay VP Cash Management-Current 7-day yield is
  (0.06%)(4)                                                   1/29/93      1/29/93
MainStay VP Common Stock -- Initial Class                      1/23/84     12/15/93
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98       6/1/98
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98       6/1/98
MainStay VP Government -- Initial Class                        1/29/93      1/29/93
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98       6/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      1/29/93
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       5/1/04
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDERED(%)(2)
                                                                                                           SINCE
NON-QUALIFIED POLICIES                                                                                   INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I       1         3                    10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   5 YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          15.06      5.59     (10.06)      4.35        (0.01)
Calvert Social Balanced                                         6.68      2.96      (0.84)      7.49         6.63
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A        N/A        N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (0.84)    (4.04)    (15.91)       N/A        (3.39)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 13.98      8.95       0.64        N/A         9.47
Fidelity(R) VIP Equity-Income -- Initial Class                 10.09      5.10       3.11       9.88         7.40
Fidelity(R) VIP Mid Cap -- Service Class 2                     23.04     14.25      13.33        N/A        38.29
Janus Aspen Series Balanced -- Institutional Shares             7.12      3.65       0.22      11.07         9.14
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.42     (2.36)     (9.92)      9.00         5.31
MainStay VP American Century Income & Growth -- Initial
  Class                                                        11.20      3.92      (2.24)       N/A         2.15
MainStay VP Bond -- Initial Class                               2.74      4.63       6.02       5.97         4.91
MainStay VP Capital Appreciation -- Initial Class               2.81     (4.17)    (10.08)      6.63         6.57
MainStay VP Cash Management-Current 7-day yield is
  (0.06%)(4)                                                   (0.46)    (0.35)      1.21       2.51         2.41
MainStay VP Common Stock -- Initial Class                       9.46      0.69      (4.43)      9.62         8.95
MainStay VP Convertible -- Initial Class                        4.74      4.73       0.79        N/A         7.16
MainStay VP Dreyfus Large Company Value -- Initial Class        9.93      1.87       0.95        N/A         2.18
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (3.58)    (4.77)     (8.77)       N/A         3.13
MainStay VP Government -- Initial Class                         1.99      3.61       5.34       5.46         4.65
MainStay VP High Yield Corporate Bond -- Initial Class         11.27     14.69       7.73        N/A         9.02
MainStay VP International Equity -- Initial Class              15.83     11.93      (0.76)       N/A         6.03
MainStay VP Lord Abbett Developing Growth -- Initial Class      4.47      0.04      (6.06)       N/A        (0.63)
MainStay VP Mid Cap Core -- Initial Class                      20.62     11.51        N/A        N/A         8.26
MainStay VP Mid Cap Growth -- Initial Class                    21.02      6.83        N/A        N/A         4.62
MainStay VP Mid Cap Value -- Initial Class                     16.02      7.59        N/A        N/A         6.32
MainStay VP S&P 500 Index(5) -- Initial Class                   9.06      1.95      (3.83)     10.29         9.14
MainStay VP Small Cap Growth -- Initial Class                   7.99      3.14        N/A        N/A         1.06
MainStay VP Total Return -- Initial Class                       4.99      0.71      (3.20)      7.22         6.68
MainStay VP Value -- Initial Class                              9.85      2.48       3.51        N/A         7.70
MFS(R) Investors Trust Series -- Initial Class                  9.91      1.12      (3.30)       N/A        (1.12)
MFS(R) Research Series -- Initial Class                        14.35      1.59      (5.21)       N/A         0.24
MFS(R) Utilities Series -- Service Class                       28.16      9.29        N/A        N/A        25.66
Neuberger Berman AMT Mid-Cap Growth -- Class S                 14.53       N/A        N/A        N/A        17.61
T. Rowe Price Equity Income Portfolio                          13.43      6.41       6.13      11.53         5.21
Van Eck Worldwide Hard Assets                                  22.37     18.89      10.31       5.13         6.41
Van Kampen UIF Emerging Markets Equity -- Class I              21.52     17.31      (2.21)       N/A         2.95
Victory VIF Diversified Stock -- Class A Shares                 8.24      2.25       0.01        N/A         7.77
------------------------------------------------------------------------------------
                                                                     Negative numbers appear in parentheses.

                                                                              ASSUMING SURRENDER(%)
                                                                                                           SINCE
NON-QUALIFIED POLICIES                                                                                   INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I       1         3                    10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   5 YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           7.81      3.33     (10.88)      4.35        (0.12)
Calvert Social Balanced                                         0.12      0.75      (1.75)      7.49         6.63
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A        N/A        N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (7.09)    (6.10)    (16.68)       N/A        (4.93)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  6.80      6.61      (0.28)       N/A         9.35
Fidelity(R) VIP Equity-Income -- Initial Class                  3.15      2.85       2.17       9.88         7.28
Fidelity(R) VIP Mid Cap -- Service Class 2                     15.29     12.04      12.29        N/A        29.79
Janus Aspen Series Balanced -- Institutional Shares             0.37      1.43      (0.70)     11.07         9.02
Janus Aspen Series Worldwide Growth -- Institutional Shares    (3.09)    (4.46)    (10.74)      9.00         5.19
MainStay VP American Century Income & Growth -- Initial
  Class                                                         4.19      1.69      (3.13)       N/A         1.73
MainStay VP Bond -- Initial Class                              (3.73)     2.39       5.05       5.97         4.91
MainStay VP Capital Appreciation -- Initial Class              (3.67)    (6.23)    (10.91)      6.63         6.57
MainStay VP Cash Management-Current 7-day yield is
  (0.06%)(4)                                                   (6.73)    (2.49)      0.28       2.51         2.41
MainStay VP Common Stock -- Initial Class                       2.57     (1.47)     (5.31)      9.62         8.95
MainStay VP Convertible -- Initial Class                       (1.86)     2.48      (0.14)       N/A         7.04
MainStay VP Dreyfus Large Company Value -- Initial Class        3.00     (0.32)      0.02        N/A         1.76
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (9.66)    (6.81)     (9.60)       N/A         2.70
MainStay VP Government -- Initial Class                        (4.43)     1.38       4.37       5.46         4.65
MainStay VP High Yield Corporate Bond -- Initial Class          4.26     12.50       6.75        N/A         9.02
MainStay VP International Equity -- Initial Class               8.53      9.62      (1.67)       N/A         6.03
MainStay VP Lord Abbett Developing Growth -- Initial Class     (2.11)    (2.10)     (6.92)       N/A        (1.04)
MainStay VP Mid Cap Core -- Initial Class                      13.03      9.18        N/A        N/A         6.54
MainStay VP Mid Cap Growth -- Initial Class                    13.40      4.53        N/A        N/A         2.97
MainStay VP Mid Cap Value -- Initial Class                      8.71      5.28        N/A        N/A         4.64
MainStay VP S&P 500 Index(5) -- Initial Class                   2.19     (0.24)     (4.71)     10.29         9.14
MainStay VP Small Cap Growth -- Initial Class                   1.18      0.92        N/A        N/A        (0.56)
MainStay VP Total Return -- Initial Class                      (1.62)    (1.45)     (4.08)      7.22         6.68
MainStay VP Value -- Initial Class                              2.93      0.28       2.57        N/A         7.70
MFS(R) Investors Trust Series -- Initial Class                  2.99     (1.05)     (4.19)       N/A        (1.53)
MFS(R) Research Series -- Initial Class                         7.15     (0.59)     (6.07)       N/A        (0.17)
MFS(R) Utilities Series -- Service Class                       20.09      6.94        N/A        N/A        17.74
Neuberger Berman AMT Mid-Cap Growth -- Class S                  7.32       N/A        N/A        N/A        10.20
T. Rowe Price Equity Income Portfolio                           6.29      4.13       5.16      11.53         4.77
Van Eck Worldwide Hard Assets                                  14.66     16.85       9.30       5.13         5.96
Van Kampen UIF Emerging Markets Equity -- Class I              13.87     15.22      (3.11)       N/A         2.84
Victory VIF Diversified Stock -- Class A Shares                 1.42      0.05      (0.90)       N/A         0.98
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.30%. A POLICY SERVICE FEE, EQUAL TO $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $10,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $10,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
TAX-QUALIFIED POLICIES                                        PORTFOLIO    DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II   INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(4)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced                                         9/2/86       5/1/95
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                    12/28/98       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98       6/1/98
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93
MainStay VP Cash Management-Current 7-day yield is
  (0.07%)(4)                                                   1/29/93      1/29/93
MainStay VP Common Stock -- Initial Class                      1/23/84     12/15/93
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98       6/1/98
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98       6/1/98
MainStay VP Government -- Initial Class                        1/29/93      1/29/93
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98       6/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      1/29/93
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       5/1/04
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                           ASSUMING NO SURRENDER(%)(2)
                                                                                                           SINCE
TAX-QUALIFIED POLICIES                                                                                   INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II      1         3                    10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   5 YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          15.06      5.59     (10.06)      4.35        (0.01)
Calvert Social Balanced                                         6.68      2.96      (0.84)      7.49         6.64
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A        N/A        N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (0.84)    (4.04)    (15.91)       N/A        (4.26)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 13.98      8.95       0.64        N/A         9.24
Fidelity(R) VIP Equity-Income -- Initial Class                 10.09      5.10       3.11       9.88         7.31
Fidelity(R) VIP Mid Cap -- Service Class 2                     23.04     14.25      13.33        N/A        40.65
Janus Aspen Series Balanced -- Institutional Shares             7.12      3.65       0.22      11.07         9.16
Janus Aspen Series Worldwide Growth -- Institutional Shares     3.42     (2.36)     (9.92)      9.00         5.33
MainStay VP American Century Income & Growth -- Initial
  Class                                                        11.20      3.92      (2.24)       N/A         2.15
MainStay VP Bond -- Initial Class                               2.74      4.63       6.02       5.97         4.91
MainStay VP Capital Appreciation -- Initial Class               2.81     (4.17)    (10.08)      6.63         6.57
MainStay VP Cash Management-Current 7-day yield is
  (0.07%)(4)                                                   (0.46)    (0.35)      1.21       2.51         2.41
MainStay VP Common Stock -- Initial Class                       9.46      0.69      (4.43)      9.62         8.93
MainStay VP Convertible -- Initial Class                        4.74      4.73       0.79        N/A         7.14
MainStay VP Dreyfus Large Company Value -- Initial Class        9.93      1.87       0.95        N/A         2.39
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (3.58)    (4.77)     (8.77)       N/A         3.27
MainStay VP Government -- Initial Class                         1.99      3.61       5.34       5.46         4.65
MainStay VP High Yield Corporate Bond -- Initial Class         11.27     14.69       7.73        N/A         9.02
MainStay VP International Equity -- Initial Class              15.83     11.93      (0.76)       N/A         6.05
MainStay VP Lord Abbett Developing Growth -- Initial Class      4.47      0.04      (6.06)       N/A        (0.60)
MainStay VP Mid Cap Core -- Initial Class                      20.62     11.51        N/A        N/A         8.46
MainStay VP Mid Cap Growth -- Initial Class                    21.02      6.83        N/A        N/A         5.30
MainStay VP Mid Cap Value -- Initial Class                     16.02      7.59        N/A        N/A         5.92
MainStay VP S&P 500 Index(5) -- Initial Class                   9.06      1.95      (3.83)     10.29         9.14
MainStay VP Small Cap Growth -- Initial Class                   7.99      3.14        N/A        N/A         1.55
MainStay VP Total Return -- Initial Class                       4.99      0.71      (3.20)      7.22         6.68
MainStay VP Value -- Initial Class                              9.85      2.48       3.51        N/A         7.74
MFS(R) Investors Trust Series -- Initial Class                  9.91      1.12      (3.30)       N/A        (0.70)
MFS(R) Research Series -- Initial Class                        14.35      1.59      (5.21)       N/A         0.05
MFS(R) Utilities Series -- Service Class                       28.16      9.29        N/A        N/A        29.01
Neuberger Berman AMT Mid-Cap Growth -- Class S                 14.53       N/A        N/A        N/A        12.16
T. Rowe Price Equity Income Portfolio                          13.43      6.41       6.13      11.53         5.33
Van Eck Worldwide Hard Assets                                  22.37     18.89      10.31       5.13         6.65
Van Kampen UIF Emerging Markets Equity -- Class I              21.52     17.31      (2.21)       N/A         3.06
Victory VIF Diversified Stock -- Class A Shares                 8.24      2.25       0.01        N/A        10.75
------------------------------------------------------------------------------------
                                                                     Negative numbers appear in parentheses.

                                                                              ASSUMING SURRENDER(%)
                                                                                                           SINCE
TAX-QUALIFIED POLICIES                                                                                   INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II      1         3                    10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   5 YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares           7.81      3.33     (10.88)      4.35        (0.12)
Calvert Social Balanced                                         0.12      0.75      (1.75)      7.49         6.64
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A        N/A        N/A          N/A
Dreyfus IP Technology Growth -- Initial Shares                 (7.09)    (6.10)    (16.68)       N/A        (5.80)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  6.80      6.61      (0.28)       N/A         9.12
Fidelity(R) VIP Equity-Income -- Initial Class                  3.15      2.85       2.17       9.88         7.19
Fidelity(R) VIP Mid Cap -- Service Class 2                     15.29     12.04      12.29        N/A        32.15
Janus Aspen Series Balanced -- Institutional Shares             0.37      1.43      (0.70)     11.07         9.04
Janus Aspen Series Worldwide Growth -- Institutional Shares    (3.09)    (4.46)    (10.74)      9.00         5.21
MainStay VP American Century Income & Growth -- Initial
  Class                                                         4.19      1.69      (3.13)       N/A         1.73
MainStay VP Bond -- Initial Class                              (3.73)     2.39       5.05       5.97         4.91
MainStay VP Capital Appreciation -- Initial Class              (3.67)    (6.23)    (10.91)      6.63         6.57
MainStay VP Cash Management-Current 7-day yield is
  (0.07%)(4)                                                   (6.73)    (2.49)      0.28       2.51         2.41
MainStay VP Common Stock -- Initial Class                       2.57     (1.47)     (5.31)      9.62         8.93
MainStay VP Convertible -- Initial Class                       (1.86)     2.48      (0.14)       N/A         7.02
MainStay VP Dreyfus Large Company Value -- Initial Class        3.00     (0.32)      0.02        N/A         1.97
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        (9.66)    (6.81)     (9.60)       N/A         2.84
MainStay VP Government -- Initial Class                        (4.43)     1.38       4.37       5.46         4.65
MainStay VP High Yield Corporate Bond -- Initial Class          4.26     12.50       6.75        N/A         9.02
MainStay VP International Equity -- Initial Class               8.53      9.62      (1.67)       N/A         6.05
MainStay VP Lord Abbett Developing Growth -- Initial Class     (2.11)    (2.10)     (6.92)       N/A        (1.01)
MainStay VP Mid Cap Core -- Initial Class                      13.03      9.18        N/A        N/A         6.71
MainStay VP Mid Cap Growth -- Initial Class                    13.40      4.53        N/A        N/A         3.60
MainStay VP Mid Cap Value -- Initial Class                      8.71      5.28        N/A        N/A         4.23
MainStay VP S&P 500 Index(5) -- Initial Class                   2.19     (0.24)     (4.71)     10.29         9.14
MainStay VP Small Cap Growth -- Initial Class                   1.18      0.92        N/A        N/A        (0.07)
MainStay VP Total Return -- Initial Class                      (1.62)    (1.45)     (4.08)      7.22         6.68
MainStay VP Value -- Initial Class                              2.93      0.28       2.57        N/A         7.74
MFS(R) Investors Trust Series -- Initial Class                  2.99     (1.05)     (4.19)       N/A        (1.11)
MFS(R) Research Series -- Initial Class                         7.15     (0.59)     (6.07)       N/A        (0.37)
MFS(R) Utilities Series -- Service Class                       20.09      6.94        N/A        N/A        20.89
Neuberger Berman AMT Mid-Cap Growth -- Class S                  7.32       N/A        N/A        N/A         5.10
T. Rowe Price Equity Income Portfolio                           6.29      4.13       5.16      11.53         4.90
Van Eck Worldwide Hard Assets                                  14.66     16.85       9.30       5.13         6.21
Van Kampen UIF Emerging Markets Equity -- Class I              13.87     15.22      (3.11)       N/A         2.94
Victory VIF Diversified Stock -- Class A Shares                 1.42      0.05      (0.90)       N/A         3.77
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.30%. A POLICY SERVICE FEE, EQUAL TO $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $10,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $10,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Accounts. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy has been available during the periods shown.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2004 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Sales of this version of the LifeStages(R) Flexible Premium Variable Annuity were discontinued. Current policyholders may continue to make additional premium payments. Existing policies will continue to be serviced.

SMRU #00282134CV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 32,764,509     $139,901,781     $ 18,883,219

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        101,291          423,518           62,283
    Administrative charges..................................          8,441           35,293            5,191
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 32,654,777     $139,442,970     $ 18,815,745
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $ 32,654,777     $139,442,970     $ 18,815,745
                                                               ============     ============     ============
    Variable accumulation unit value........................   $      16.97     $      21.36     $       1.33
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 33,243,597     $181,575,496     $ 18,884,213
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 12,820,347     $143,851,916     $  5,792,328

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         35,296          433,142           17,502
    Administrative charges..................................          2,941           36,095            1,458
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 12,782,110     $143,382,679     $  5,773,368
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $ 12,782,110     $143,382,679     $  5,773,368
                                                               ============     ============     ============
    Variable accumulation unit value........................   $      12.38     $      28.39     $      10.37
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 10,674,713     $141,488,746     $  4,834,327
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $ 73,883,516     $ 21,112,200     $ 33,882,561     $157,456,202     $ 12,874,875     $  5,780,850     $  9,462,139

          222,655           64,358          105,555          474,637           39,320           16,679           27,327
           18,555            5,363            8,796           39,553            3,277            1,390            2,277
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 73,642,306     $ 21,042,479     $ 33,768,210     $156,942,012     $ 12,832,278     $  5,762,781     $  9,432,535
     ============     ============     ============     ============     ============     ============     ============
     $ 73,642,306     $ 21,042,479     $ 33,768,210     $156,942,012     $ 12,832,278     $  5,762,781     $  9,432,535
     ============     ============     ============     ============     ============     ============     ============
     $      25.70     $      17.67     $      17.20     $      23.07     $      17.63     $      13.16     $      11.70
     ============     ============     ============     ============     ============     ============     ============
     $ 87,695,569     $ 19,954,291     $ 35,017,246     $148,132,583     $ 10,779,468     $  4,667,578     $  7,573,072
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $102,353,885     $ 51,386,481     $  5,326,475     $  3,479,411     $  6,467,566     $  2,104,495      $  9,923,525

          310,889          153,713           15,821           10,448           20,354            6,659            30,819
           25,908           12,809            1,318              871            1,696              555             2,568
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $102,017,088     $ 51,219,959     $  5,309,336     $  3,468,092     $  6,445,516     $  2,097,281      $  9,890,138
     ============     ============     ============     ============     ============     ============      ============
     $102,017,088     $ 51,219,959     $  5,309,336     $  3,468,092     $  6,445,516     $  2,097,281      $  9,890,138
     ============     ============     ============     ============     ============     ============      ============
     $      21.63     $      20.49     $      11.51     $      11.53     $      12.25     $       9.59      $       9.99
     ============     ============     ============     ============     ============     ============      ============
     $111,075,273     $ 48,376,479     $  4,984,968     $  3,124,738     $  7,968,872     $  1,861,478      $ 11,355,003
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                  COLONIAL
                                                                                 SMALL CAP
                                                                                 VALUE FUND       DREYFUS IP
                                                                 CALVERT          VARIABLE        TECHNOLOGY
                                                                  SOCIAL          SERIES--         GROWTH--
                                                                 BALANCED         CLASS B       INITIAL SHARES
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  3,214,317     $    139,845     $  1,712,923

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          9,784              114            5,238
    Administrative charges..................................            815               10              436
                                                               ------------     ------------     ------------
      Total net assets......................................   $  3,203,718     $    139,721     $  1,707,249
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $  3,203,718     $    139,721     $  1,707,249
                                                               ============     ============     ============
    Variable accumulation unit value........................   $      18.60     $      10.57     $       8.88
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  3,248,938     $    139,146     $  1,683,821
                                                               ============     ============     ============

                                                                MFS(R)
                                                               INVESTORS        MFS(R)           MFS(R)
                                                                 TRUST         RESEARCH        UTILITIES
                                                               SERIES--        SERIES--         SERIES--
                                                             INITIAL CLASS   INITIAL CLASS   SERVICE CLASS
                                                             ----------------------------------------------
ASSETS:
  Investment at net asset value............................  $  1,445,935    $  2,007,397     $  1,797,569

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges.....................         4,456           6,213            3,391
    Administrative charges.................................           371             518              283
                                                             ------------    ------------     ------------
      Total net assets.....................................  $  1,441,108    $  2,000,666     $  1,793,895
                                                             ============    ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners...............................  $  1,441,108    $  2,000,666     $  1,793,895
                                                             ============    ============     ============
    Variable accumulation unit value.......................  $       9.29    $      10.16     $      12.57
                                                             ============    ============     ============
Identified Cost of Investment..............................  $  1,405,937    $  2,237,451     $  1,624,182
                                                             ============    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                     JANUS ASPEN
                       FIDELITY(R)    FIDELITY(R)    JANUS ASPEN       SERIES
      FIDELITY(R)          VIP            VIP          SERIES         WORLDWIDE
          VIP            EQUITY-       MID CAP--     BALANCED--       GROWTH--
    CONTRAFUND(R)--     INCOME--        SERVICE     INSTITUTIONAL   INSTITUTIONAL
     INITIAL CLASS    INITIAL CLASS     CLASS 2        SHARES          SHARES
    -----------------------------------------------------------------------------
      $52,801,217      $27,227,150    $4,279,854     $49,316,925     $40,650,420

          158,192           80,595        10,182         150,711         126,576
           13,183            6,716           848          12,559          10,548
      -----------      -----------    ----------     -----------     -----------
      $52,629,842      $27,139,839    $4,268,824     $49,153,655     $40,513,296
      ===========      ===========    ==========     ===========     ===========
      $52,629,842      $27,139,839    $4,268,824     $49,153,655     $40,513,296
      ===========      ===========    ==========     ===========     ===========
      $     21.07      $     17.99    $    13.83     $     20.48     $     15.31
      ===========      ===========    ==========     ===========     ===========
      $47,831,806      $24,827,467    $3,714,857     $51,313,860     $67,792,514
      ===========      ===========    ==========     ===========     ===========

     NEUBERGER                                VAN KAMPEN      VICTORY
      BERMAN        T. ROWE                       UIF           VIF
        AMT          PRICE        VAN ECK      EMERGING     DIVERSIFIED
      MID-CAP       EQUITY       WORLDWIDE      MARKETS       STOCK--
     GROWTH--       INCOME         HARD        EQUITY--       CLASS A
      CLASS S      PORTFOLIO      ASSETS        CLASS I       SHARES
    -------------------------------------------------------------------
     $210,369     $16,017,967   $2,401,515    $6,011,410     $233,710

          429         45,721         6,679        18,417          471
           36          3,810           557         1,535           39
     --------     -----------   ----------    ----------     --------
     $209,904     $15,968,436   $2,394,279    $5,991,458     $233,200
     ========     ===========   ==========    ==========     ========
     $209,904     $15,968,436   $2,394,279    $5,991,458     $233,200
     ========     ===========   ==========    ==========     ========
     $  11.76     $    13.97    $    15.05    $    12.70     $  10.78
     ========     ===========   ==========    ==========     ========
     $190,823     $13,798,977   $1,832,248    $4,461,037     $224,359
     ========     ===========   ==========    ==========     ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 1,166,655      $   340,924      $   187,797
  Mortality and expense risk charges........................      (433,135)      (1,770,876)        (275,930)
  Administrative charges....................................       (36,095)        (147,573)         (22,994)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       697,425       (1,577,525)        (111,127)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    11,212,730       28,993,433       14,160,180
  Cost of investments sold..................................    10,508,697       24,043,230       14,161,030
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       704,033        4,950,203             (850)
  Realized gain distribution received.......................       350,704               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (808,848)         (37,861)             242
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       245,889        4,912,342             (608)
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   943,314      $ 3,334,817      $  (111,735)
                                                               ===========      ===========      ===========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    97,636      $ 2,139,680      $        --
  Mortality and expense risk charges........................      (113,527)      (1,711,823)         (66,216)
  Administrative charges....................................        (9,461)        (142,652)          (5,518)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (25,352)         285,205          (71,734)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     1,009,791       19,037,088        1,515,345
  Cost of investments sold..................................       967,948       15,029,500        1,224,941
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............        41,843        4,007,588          290,404
  Realized gain distribution received.......................       109,101               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     1,437,258        7,858,504          190,140
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................     1,588,202       11,866,092          480,544
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $ 1,562,850      $12,151,297      $   408,810
                                                               ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $   985,932      $   398,683      $ 1,401,461      $10,462,914      $   112,103      $    25,493      $        --
        (884,086)        (276,522)        (467,063)      (1,809,312)        (130,564)         (51,012)         (92,680)
         (73,674)         (23,044)         (38,922)        (150,776)         (10,880)          (4,251)          (7,723)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
          28,172           99,117          895,476        8,502,826          (29,341)         (29,770)        (100,403)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
      11,578,918        6,684,039       15,762,225       19,838,980        1,249,652          634,467        1,868,422
      11,995,387        7,837,774       15,295,439       24,458,242        1,107,208          525,565        1,358,436
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
        (416,469)      (1,153,735)         466,786       (4,619,262)         142,444          108,902          509,986
              --               --               --               --               --          119,131               --
       6,914,026        1,871,934         (606,662)      12,189,447        1,606,716          688,983        1,148,115
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
       6,497,557          718,199         (139,876)       7,570,185        1,749,160          917,016        1,658,101
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
     $ 6,525,729      $   817,316      $   755,600      $16,073,011      $ 1,719,819      $   887,246      $ 1,557,698
     ===========      ===========      ===========      ===========      ===========      ===========      ===========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $ 1,717,270      $   561,450      $    87,516      $    32,160      $    14,428      $        --       $        --
      (1,275,551)        (610,339)         (60,586)         (37,089)         (87,421)         (26,150)         (117,046)
        (106,296)         (50,862)          (5,049)          (3,091)          (7,285)          (2,179)           (9,754)
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
         335,423          (99,751)          21,881           (8,020)         (80,278)         (28,329)         (126,800)
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
      18,568,434        7,677,785        1,044,580          398,569        2,072,339          792,076         2,203,097
      16,145,991        7,996,112        1,156,175          424,183        3,424,975          926,349         3,220,832
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
       2,422,443         (318,327)        (111,595)         (25,614)      (1,352,636)        (134,273)       (1,017,735)
              --               --               --               --               --               --                --
       2,124,646        5,157,705          623,807          343,501        1,058,745          247,212         2,477,407
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
       4,547,089        4,839,378          512,212          317,887         (293,891)         112,939         1,459,672
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
     $ 4,882,512      $ 4,739,627      $   534,093      $   309,867      $  (374,169)     $    84,610       $ 1,332,872
     ===========      ===========      ===========      ===========      ===========      ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                               COLONIAL SMALL
                                                                               CAP VALUE FUND     DREYFUS IP
                                                                 CALVERT          VARIABLE        TECHNOLOGY
                                                                  SOCIAL          SERIES--         GROWTH--
                                                                 BALANCED        CLASS B(B)     INITIAL SHARES
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    52,676      $       400      $        --
  Mortality and expense risk charges........................       (40,131)            (113)         (21,737)
  Administrative charges....................................        (3,344)              (9)          (1,812)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................         9,201              278          (23,549)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       695,568              662        1,135,581
  Cost of investments sold..................................       846,311              641        1,076,371
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............      (150,743)              21           59,210
  Realized gain distribution received.......................            --            2,612               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       356,480              698          (82,317)
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       205,737            3,331          (23,107)
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   214,938      $     3,609      $   (46,656)
                                                               ===========      ===========      ===========

                                                                                                    MFS(R)
                                                                  MFS(R)           MFS(R)         UTILITIES
                                                                INVESTORS         RESEARCH         SERIES--
                                                              TRUST SERIES--      SERIES--         SERVICE
                                                              INITIAL CLASS    INITIAL CLASS      CLASS (A)
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     9,263      $    21,029      $        --
  Mortality and expense risk charges........................       (17,256)         (23,285)          (4,170)
  Administrative charges....................................        (1,438)          (1,940)            (347)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................        (9,431)          (4,196)          (4,517)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       311,952          364,736           51,665
  Cost of investments sold..................................       393,228          653,889           50,500
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       (81,276)        (289,153)           1,165
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       224,043          550,629          173,388
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       142,767          261,476          174,553
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   133,336      $   257,280      $   170,036
                                                               ===========      ===========      ===========

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                                                     JANUS ASPEN
         FIDELITY(R)            FIDELITY(R)            FIDELITY(R)            JANUS ASPEN               SERIES
             VIP                    VIP                    VIP                   SERIES               WORLDWIDE
       CONTRAFUND(R)--        EQUITY-INCOME--           MID CAP--              BALANCED--              GROWTH--
        INITIAL CLASS          INITIAL CLASS         SERVICE CLASS 2      INSTITUTIONAL SHARES   INSTITUTIONAL SHARES
     ----------------------------------------------------------------------------------------------------------------
         $   165,856            $   397,435            $        --            $ 1,099,704            $   423,687
            (588,326)              (307,814)               (21,953)              (603,834)              (521,840)
             (49,027)               (25,651)                (1,829)               (50,319)               (43,487)
         -----------            -----------            -----------            -----------            -----------
            (471,497)                63,970                (23,782)               445,551               (141,640)
         -----------            -----------            -----------            -----------            -----------
           5,014,855              3,000,600                259,605              9,537,054              9,919,617
           4,455,690              3,231,195                233,006             10,084,101             11,107,683
         -----------            -----------            -----------            -----------            -----------
             559,165               (230,595)                26,599               (547,047)            (1,188,066)
                  --                 94,943                     --                     --                     --
           6,417,178              2,565,963                537,071              3,487,727              2,512,823
         -----------            -----------            -----------            -----------            -----------
           6,976,343              2,430,311                563,670              2,940,680              1,324,757
         -----------            -----------            -----------            -----------            -----------
         $ 6,504,846            $ 2,494,281            $   539,888            $ 3,386,231            $ 1,183,117
         ===========            ===========            ===========            ===========            ===========

                                                                               VAN KAMPEN              VICTORY
          NEUBERGER                                                               UIF                    VIF
            BERMAN             T. ROWE PRICE             VAN ECK                EMERGING             DIVERSIFIED
         AMT MID-CAP               EQUITY               WORLDWIDE               MARKETS                STOCK--
           GROWTH--                INCOME                  HARD                 EQUITY--               CLASS A
          CLASS S(A)             PORTFOLIO                ASSETS                CLASS I               SHARES(A)
     ----------------------------------------------------------------------------------------------------------------
         $        --            $   219,213            $     5,203            $    36,768            $     1,151
                (657)              (162,672)               (18,774)               (65,764)                  (704)
                 (55)               (13,556)                (1,565)                (5,480)                   (59)
         -----------            -----------            -----------            -----------            -----------
                (712)                42,985                (15,136)               (34,476)                   388
         -----------            -----------            -----------            -----------            -----------
              81,000              1,667,000                416,535              1,891,749                  3,109
              83,284              1,579,277                314,430              2,988,798                  2,954
         -----------            -----------            -----------            -----------            -----------
              (2,284)                87,723                102,105             (1,097,049)                   155
                  --                331,278                     --                     --                     --
              19,546              1,335,903                268,817              2,187,896                  9,352
         -----------            -----------            -----------            -----------            -----------
              17,262              1,754,904                370,922              1,090,847                  9,507
         -----------            -----------            -----------            -----------            -----------
         $    16,550            $ 1,797,889            $   355,786            $ 1,056,371            $     9,895
         ===========            ===========            ===========            ===========            ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2004
and the year ended December 31, 2003


                                                             MAINSTAY VP                   MAINSTAY VP
                                                               BOND--                CAPITAL APPRECIATION--
                                                            INITIAL CLASS                 INITIAL CLASS
                                                     ---------------------------   ---------------------------
                                                         2004           2003           2004           2003
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    697,425   $  1,093,061   $ (1,577,525)  $ (1,628,454)
    Net realized gain (loss) on investments........       704,033        343,385      4,950,203      1,390,421
    Realized gain distribution received............       350,704      1,009,771             --             --
    Change in unrealized appreciation
      (depreciation) on investments................      (808,848)    (1,030,122)       (37,861)    34,332,905
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................       943,314      1,416,095      3,334,817     34,094,872
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       652,341      1,357,010      2,547,325      2,118,256
    Policyowners' surrenders.......................    (3,761,290)    (4,254,800)   (16,529,666)   (12,950,513)
    Policyowners' annuity and death benefits.......      (536,317)    (1,101,341)    (1,960,464)    (1,546,322)
    Net transfers from (to) Fixed Account..........    (1,317,517)    (1,067,098)    (1,418,430)    (2,104,127)
    Transfers between Investment Divisions.........    (4,363,575)    (1,923,424)    (8,972,446)    (5,705,934)
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........    (9,326,358)    (6,989,653)   (26,333,681)   (20,188,640)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (4,155)        (4,196)        (2,148)       (84,658)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........    (8,387,199)    (5,577,754)   (23,001,012)    13,821,574
NET ASSETS:
    Beginning of year..............................    41,041,976     46,619,730    162,443,982    148,622,408
                                                     ------------   ------------   ------------   ------------
    End of year....................................  $ 32,654,777   $ 41,041,976   $139,442,970   $162,443,982
                                                     ============   ============   ============   ============

                                                             MAINSTAY VP
                                                             HIGH YIELD                    MAINSTAY VP
                                                          CORPORATE BOND--           INTERNATIONAL EQUITY--
                                                            INITIAL CLASS                 INITIAL CLASS
                                                     ---------------------------   ---------------------------
                                                         2004           2003           2004           2003
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  8,502,826   $  8,330,164   $    (29,341)  $     50,722
    Net realized gain (loss) on investments........    (4,619,262)    (3,237,233)       142,444       (100,211)
    Realized gain distribution received............            --             --             --             --
    Change in unrealized appreciation
      (depreciation) on investments................    12,189,447     32,041,795      1,606,716      2,001,057
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................    16,073,011     37,134,726      1,719,819      1,951,568
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............     4,492,263      3,114,313        388,600         99,698
    Policyowners' surrenders.......................   (13,959,243)    (9,190,521)    (1,107,072)      (535,855)
    Policyowners' annuity and death benefits.......    (3,363,039)    (2,535,077)       (88,243)       (82,487)
    Net transfers from (to) Fixed Account..........    (3,342,376)    (1,027,967)       (79,692)       (52,129)
    Transfers between Investment Divisions.........     6,856,204     18,402,772      2,758,138      1,022,959
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........    (9,316,191)     8,763,520      1,871,731        452,186
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....       (55,486)      (109,642)        (4,400)        (5,292)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........     6,701,334     45,788,604      3,587,150      2,398,462
NET ASSETS:
    Beginning of year..............................   150,240,678    104,452,074      9,245,128      6,846,666
                                                     ------------   ------------   ------------   ------------
    End of year....................................  $156,942,012   $150,240,678   $ 12,832,278   $  9,245,128
                                                     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--                 GOVERNMENT--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $   (111,127)  $   (236,422)  $     28,172   $   (183,774)  $     99,117   $    220,476   $    895,476   $  1,414,944
            (850)           822       (416,469)    (4,118,098)    (1,153,735)      (263,739)       466,786      2,735,091
              --             --             --             --             --             --             --             --
             242         (2,632)     6,914,026     19,870,732      1,871,934      3,524,221       (606,662)    (3,907,852)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (111,735)      (238,232)     6,525,729     15,568,860        817,316      3,480,958        755,600        242,183
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         766,100        974,094      1,152,164        790,394        519,713        628,807        557,980      1,506,369
      (5,621,898)    (7,911,617)    (7,100,126)    (4,940,172)    (3,326,089)    (1,967,434)    (4,662,561)    (5,611,789)
        (273,593)      (938,683)      (971,057)      (971,274)      (210,769)      (342,674)    (1,027,791)    (1,479,372)
      (3,782,717)    (7,623,486)      (493,361)      (681,570)      (892,354)      (138,248)    (1,700,383)    (1,997,131)
         (47,479)    (3,364,281)    (2,098,371)    (2,663,717)     2,325,766      4,527,117     (7,704,095)   (14,608,077)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (8,959,587)   (18,863,973)    (9,510,751)    (8,466,339)    (1,583,733)     2,707,568    (14,536,850)   (22,190,000)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (481)          (706)       (11,676)       (38,842)        (3,247)        (8,380)        (3,390)          (593)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (9,071,803)   (19,102,911)    (2,996,698)     7,063,679       (769,664)     6,180,146    (13,784,640)   (21,948,410)
      27,887,548     46,990,459     76,639,004     69,575,325     21,812,143     15,631,997     47,552,850     69,501,260
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 18,815,745   $ 27,887,548   $ 73,642,306   $ 76,639,004   $ 21,042,479   $ 21,812,143   $ 33,768,210   $ 47,552,850
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                       MID CAP                       S&P 500
              CORE--                       GROWTH--                       VALUE--                       INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $    (29,770)  $    (11,868)  $   (100,403)  $    (28,983)  $    (25,352)  $     (7,962)  $    285,205   $     34,619
         108,902        (26,155)       509,986        (65,649)        41,843       (267,453)     4,007,588      1,832,890
         119,131             --             --             --        109,101             --             --             --
         688,983        568,863      1,148,115        880,219      1,437,258      1,715,018      7,858,504     29,364,025
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         887,246        530,840      1,557,698        785,587      1,562,850      1,439,603     12,151,297     31,231,534
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         250,781        137,025        497,334        247,129        541,883        158,544      2,887,188      2,025,563
        (352,901)       (76,799)    (1,056,960)       (66,330)    (1,185,635)      (527,037)   (14,545,350)    (9,747,329)
         (19,976)            --        (21,616)            --        (63,196)        (3,985)    (1,805,745)    (2,162,283)
         (68,420)        (8,293)      (251,859)        18,777       (107,153)       (47,803)    (1,655,912)    (1,806,340)
       2,208,601      1,028,259      2,818,646      4,226,525      4,526,551      1,405,342         75,704       (910,351)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,018,085      1,080,192      1,985,545      4,426,101      3,712,450        985,061    (15,044,115)   (12,600,740)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,975)        (1,147)        (2,712)        (1,411)        (3,899)        (2,945)       (20,015)       (77,777)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,903,356      1,609,885      3,540,531      5,210,277      5,271,401      2,421,719     (2,912,833)    18,553,017
       2,859,425      1,249,540      5,892,004        681,727      7,510,709      5,088,990    146,295,512    127,742,495
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  5,762,781   $  2,859,425   $  9,432,535   $  5,892,004   $ 12,782,110   $  7,510,709   $143,382,679   $146,295,512
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the year ended December 31, 2003

                                                                      MAINSTAY VP
                                                                       SMALL CAP                      MAINSTAY VP
                                                                        GROWTH--                     TOTAL RETURN--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2004            2003            2004            2003
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (71,734)   $    (34,376)   $    335,423    $    563,191
    Net realized gain (loss) on investments................        290,404        (100,362)      2,422,443       1,323,543
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        190,140       1,050,172       2,124,646      16,396,192
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        408,810         915,434       4,882,512      18,282,926
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        178,135         132,698       1,294,442         920,228
    Policyowners' surrenders...............................       (545,231)       (120,837)    (12,085,664)    (10,738,157)
    Policyowners' annuity and death benefits...............        (21,257)             --      (1,710,301)     (1,923,722)
    Net transfers from (to) Fixed Account..................        (93,302)         (5,129)       (953,878)     (1,529,645)
    Transfers between Investment Divisions.................        649,741       2,895,797      (3,184,283)     (1,118,438)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................        168,086       2,902,529     (16,639,684)    (14,389,734)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................           (971)         (1,863)        (12,138)        (46,473)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................        575,925       3,816,100     (11,769,310)      3,846,719
NET ASSETS:
    Beginning of year......................................      5,197,443       1,381,343     113,786,398     109,939,679
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  5,773,368    $  5,197,443    $102,017,088    $113,786,398
                                                              ============    ============    ============    ============

                                                                      MAINSTAY VP
                                                                      LORD ABBETT                    ALGER AMERICAN
                                                                  DEVELOPING GROWTH--            SMALL CAPITALIZATION--
                                                                     INITIAL CLASS                   CLASS O SHARES
                                                              ----------------------------    ----------------------------
                                                                  2004            2003            2004            2003
                                                              -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations
    Net investment income (loss)...........................   $    (28,329)   $    (19,598)   $   (126,800)   $   (108,661)
    Net realized gain (loss) on investments................       (134,273)       (248,700)     (1,017,735)     (3,563,566)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        247,212         716,600       2,477,407       6,519,650
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................         84,610         448,302       1,332,872       2,847,423
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................         35,016          84,580         212,120         207,478
    Policyowners' surrenders...............................       (269,748)        (68,887)       (998,592)       (736,622)
    Policyowners' annuity and death benefits...............        (33,842)             --         (53,554)        (68,590)
    Net transfers from (to) Fixed Account..................        (28,236)           (919)       (138,924)        (21,768)
    Transfers between Investment Divisions.................         35,148         662,198        (247,892)       (184,712)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (261,662)        676,972      (1,226,842)       (804,214)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................           (241)           (931)         (3,966)         (7,357)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................       (177,293)      1,124,343         102,064       2,035,852
NET ASSETS:
    Beginning of year......................................      2,274,574       1,150,231       9,788,074       7,752,222
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  2,097,281    $  2,274,574    $  9,890,138    $  9,788,074
                                                              ============    ============    ============    ============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                                                      MAINSTAY VP
                                          MAINSTAY VP                   MAINSTAY VP                   EAGLE ASSET
            MAINSTAY VP                AMERICAN CENTURY                DREYFUS LARGE                  MANAGEMENT
              VALUE--                  INCOME & GROWTH--              COMPANY VALUE--               GROWTH EQUITY--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $    (99,751)  $    108,135   $     21,881   $      7,779   $     (8,020)  $     (9,082)  $    (80,278)  $    (82,629)
        (318,327)    (2,175,159)      (111,595)      (254,097)       (25,614)      (121,217)    (1,352,636)    (1,294,834)
              --             --             --             --             --             --             --             --
       5,157,705     12,859,719        623,807      1,227,678        343,501        642,706      1,058,745      3,090,817
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,739,627     10,792,695        534,093        981,360        309,867        512,407       (374,169)     1,713,354
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,250,915        707,705        160,806         51,500         67,509         60,564        136,995        161,122
      (5,526,522)    (3,706,445)      (448,097)      (277,456)      (157,344)      (240,627)      (763,549)      (680,886)
        (767,248)      (475,193)       (28,338)       (12,021)       (13,895)       (51,048)       (61,885)       (74,577)
        (431,832)      (454,176)       (44,191)       (57,181)       (17,063)        (1,482)      (108,665)       (85,278)
        (197,901)      (460,716)       339,077        343,446        631,024        296,474       (871,427)       290,969
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (5,672,588)    (4,388,825)       (20,743)        48,288        510,231         63,881     (1,668,531)      (388,650)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (8,801)       (24,535)        (1,034)        (2,388)          (449)        (1,221)           839         (4,039)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (941,762)     6,379,335        512,316      1,027,260        819,649        575,067     (2,041,861)     1,320,665
      52,161,721     45,782,386      4,797,020      3,769,760      2,648,443      2,073,376      8,487,377      7,166,712
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 51,219,959   $ 52,161,721   $  5,309,336   $  4,797,020   $  3,468,092   $  2,648,443   $  6,445,516   $  8,487,377
    ============   ============   ============   ============   ============   ============   ============   ============

                                  COLONIAL SMALL CAP           DREYFUS IP                    FIDELITY(R)
              CALVERT                 VALUE FUND               TECHNOLOGY                        VIP
              SOCIAL              VARIABLE SERIES--             GROWTH--                   CONTRAFUND(R)--
             BALANCED                 CLASS B(C)             INITIAL SHARES                 INITIAL CLASS
    ---------------------------   ------------------   ---------------------------   ---------------------------
        2004           2003              2004              2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $      9,201   $     24,874      $        278      $    (23,549)  $    (12,902)  $   (471,497)  $   (343,679)
        (150,743)      (171,016)               21            59,210        195,786        559,165       (334,220)
              --             --             2,612                --             --             --             --
         356,480        599,104               698           (82,317)       173,000      6,417,178     10,766,460
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
         214,938        452,962             3,609           (46,656)       355,884      6,504,846     10,088,561
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
          43,043        161,831             3,632            78,419        105,694      1,163,337        805,869
        (319,527)      (182,692)              (45)         (218,754)       (11,263)    (4,568,737)    (2,836,306)
         (16,365)       (54,342)               --            (7,377)            --       (297,798)      (395,017)
         (13,455)       (55,309)              620           (26,170)        (4,916)      (229,359)      (404,745)
         (91,192)       419,857           131,907            (9,774)       898,421      2,290,695        589,678
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
        (397,496)       289,345           136,114          (183,656)       987,936     (1,641,862)    (2,240,521)
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
            (482)        (1,081)               (2)                3           (767)       (15,516)       (25,796)
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
        (183,040)       741,226           139,721          (230,309)     1,343,053      4,847,468      7,822,244
       3,386,758      2,645,532                --         1,937,558        594,505     47,782,374     39,960,130
    ------------   ------------      ------------      ------------   ------------   ------------   ------------
    $  3,203,718   $  3,386,758      $    139,721      $  1,707,249   $  1,937,558   $ 52,629,842   $ 47,782,374
    ============   ============      ============      ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the year ended December 31, 2003

                                                                      FIDELITY(R)                     FIDELITY(R)
                                                                          VIP                             VIP
                                                                    EQUITY-INCOME--                    MID CAP--
                                                                     INITIAL CLASS                  SERVICE CLASS 2
                                                              ----------------------------    ----------------------------
                                                                  2004            2003            2004          2003(a)
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     63,970    $    124,660    $    (23,782)   $       (798)
    Net realized gain (loss) on investments................       (230,595)     (1,205,172)         26,599              36
    Realized gain distribution received....................         94,943              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................      2,565,963       6,729,620         537,071          27,926
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................      2,494,281       5,649,108         539,888          27,164
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        494,454         568,389         155,979             392
    Policyowners' surrenders...............................     (2,245,661)     (1,734,131)       (164,957)           (973)
    Policyowners' annuity and death benefits...............       (380,963)       (599,825)             --              --
    Net transfers from (to) Fixed Account..................       (210,772)       (261,847)         34,325           1,614
    Transfers between Investment Divisions.................      1,571,419         119,037       3,273,211         403,183
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (771,523)     (1,908,377)      3,298,558         404,216
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................         (4,106)        (13,869)           (966)            (36)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      1,718,652       3,726,862       3,837,480         431,344
NET ASSETS:
    Beginning of year......................................     25,421,187      21,694,325         431,344              --
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 27,139,839    $ 25,421,187    $  4,268,824    $    431,344
                                                              ============    ============    ============    ============

                                                                                        NEUBERGER
                                                                                          BERMAN
                                                                     MFS(R)            AMT MID CAP
                                                               UTILITIES SERIES--        GROWTH--
                                                                 SERVICE CLASS           CLASS S
                                                              --------------------   ----------------
                                                                    2004(b)              2004(b)
                                                              ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................      $     (4,517)        $       (712)
    Net realized gain (loss) on investments.................             1,165               (2,284)
    Realized gain distribution received.....................                --                   --
    Change in unrealized appreciation (depreciation) on
      investments...........................................           173,388               19,546
                                                                  ------------         ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................           170,036               16,550
                                                                  ------------         ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................           206,582                7,897
    Policyowners' surrenders................................           (48,884)              (2,080)
    Policyowners' annuity and death benefits................                --                   --
    Net transfers from (to) Fixed Account...................            14,508                   56
    Transfers between Investment Divisions..................         1,451,910              187,514
                                                                  ------------         ------------
      Net contributions and (withdrawals)...................         1,624,116              193,387
                                                                  ------------         ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................              (257)                 (33)
                                                                  ------------         ------------
        Increase (decrease) in net assets...................         1,793,895              209,904
NET ASSETS:
    Beginning of year.......................................                --                   --
                                                                  ------------         ------------
    End of year.............................................      $  1,793,895         $    209,904
                                                                  ============         ============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                          JANUS ASPEN
            JANUS ASPEN                     SERIES
              SERIES                       WORLDWIDE                 MFS(R) INVESTORS                   MFS(R)
            BALANCED--                     GROWTH--                   TRUST SERIES--               RESEARCH SERIES--
       INSTITUTIONAL SHARES          INSTITUTIONAL SHARES              INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $    445,551   $    474,496   $   (141,640)  $    (89,609)  $     (9,431)  $     (8,877)  $     (4,196)  $    (10,889)
        (547,047)    (1,008,912)    (1,188,066)    (2,561,847)       (81,276)      (190,457)      (289,153)      (376,376)
              --             --             --             --             --             --             --             --
       3,487,727      7,035,517      2,512,823     11,845,245        224,043        438,026        550,629        746,507
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,386,231      6,501,101      1,183,117      9,193,789        133,336        238,692        257,280        359,242
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         840,148      1,102,414        799,615        712,397         25,691         33,153         43,572         29,555
      (4,516,057)    (4,973,503)    (4,536,646)    (3,130,683)       (59,672)      (150,195)      (169,016)      (140,623)
        (517,151)    (1,101,449)      (320,067)      (434,608)       (73,531)       (10,701)        (1,249)       (18,307)
        (304,696)      (684,415)      (342,297)      (551,040)       (43,281)       (41,968)        (3,153)       (11,380)
      (3,919,788)    (3,819,140)    (4,600,935)    (4,206,750)       (20,624)        55,585         (7,830)       (69,633)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (8,417,544)    (9,476,093)    (9,000,330)    (7,610,684)      (171,417)      (114,126)      (137,676)      (210,388)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (8,815)       (16,398)        (9,765)       (23,270)          (296)          (597)          (660)          (876)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (5,040,128)    (2,991,390)    (7,826,978)     1,559,835        (38,377)       123,969        118,944        147,978
      54,193,783     57,185,173     48,340,274     46,780,439      1,479,485      1,355,516      1,881,722      1,733,744
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 49,153,655   $ 54,193,783   $ 40,513,296   $ 48,340,274   $  1,441,108   $  1,479,485   $  2,000,666   $  1,881,722
    ============   ============   ============   ============   ============   ============   ============   ============

                                            VAN ECK                     VAN KAMPEN              VICTORY VIF
           T. ROWE PRICE                   WORLDWIDE                        UIF                 DIVERSIFIED
           EQUITY INCOME                     HARD                    EMERGING MARKETS             STOCK--
             PORTFOLIO                      ASSETS                    EQUITY--CLASS I          CLASS A SHARES
    ---------------------------   ---------------------------   ---------------------------   ----------------
        2004           2003           2004           2003           2004           2003           2004(b)
--------------------------------------------------------------------------------------------------------------
    $     42,985   $     44,326   $    (15,136)  $     (7,720)  $    (34,476)  $    (57,631)    $        388
          87,723       (334,973)       102,105        (52,423)    (1,097,049)      (632,171)             155
         331,278             --             --             --             --             --               --
       1,335,903      2,553,457        268,817        416,873      2,187,896      2,529,389            9,352
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
       1,797,889      2,262,810        355,786        356,730      1,056,371      1,839,587            9,895
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
         349,851        232,632         45,262         18,481        105,086         84,683            5,057
      (1,551,818)      (692,971)       (89,937)       (22,633)    (1,039,633)      (305,834)             (36)
        (136,592)      (110,885)            --        (18,964)       (76,350)       (47,933)              --
          39,196        (56,802)         1,744        (65,282)       (63,949)       (13,865)              47
       3,074,896      1,001,507        794,799         53,492        118,409        392,539          218,252
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
       1,775,533        373,481        751,868        (34,906)      (956,437)       109,590          223,320
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
          (3,395)        (5,467)        (1,009)          (933)        (3,687)        (4,633)             (15)
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
       3,570,027      2,630,824      1,106,645        320,891         96,247      1,944,544          233,200
      12,398,409      9,767,585      1,287,634        966,743      5,895,211      3,950,667               --
    ------------   ------------   ------------   ------------   ------------   ------------     ------------
    $ 15,968,436   $ 12,398,409   $  2,394,279   $  1,287,634   $  5,991,458   $  5,895,211     $    233,200
    ============   ============   ============   ============   ============   ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004

                                                                               MAINSTAY VP
                                                             MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                               BOND--        APPRECIATION--         CASH
                                                            INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                           ---------------------------------------------------
ASSETS:
  Investment at net asset value..........................   $ 32,615,994      $175,228,972      $ 24,071,744

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges...................        100,730           528,871            77,240
    Administrative charges...............................          8,394            44,073             6,436
                                                            ------------      ------------      ------------
      Total net assets...................................   $ 32,506,870      $174,656,028      $ 23,988,068
                                                            ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners.............................   $ 32,506,870      $174,656,028      $ 23,988,068
                                                            ============      ============      ============
    Variable accumulation
      unit value.........................................   $      16.97      $      21.36      $       1.33
                                                            ============      ============      ============
Identified Cost of Investment............................   $ 32,854,937      $206,568,967      $ 24,073,059
                                                            ============      ============      ============


                                                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               MID CAP           S&P 500          SMALL CAP
                                                               VALUE--           INDEX--          GROWTH--
                                                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                           ---------------------------------------------------
ASSETS:
  Investment at net asset value..........................   $ 13,389,137      $174,359,729      $  6,453,237

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges...................         37,668           523,046            19,398
    Administrative charges...............................          3,139            43,587             1,617
                                                            ------------      ------------      ------------
      Total net assets...................................   $ 13,348,330      $173,793,096      $  6,432,222
                                                            ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners.............................   $ 13,348,330      $173,793,096      $  6,432,222
                                                            ============      ============      ============
    Variable accumulation
      unit value.........................................   $      12.20      $      28.39      $      10.55
                                                            ============      ============      ============
Identified Cost of Investment............................   $ 11,052,847      $169,821,710      $  5,323,277
                                                            ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                            MAINSTAY VP
      MAINSTAY VP                                           HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       MAINSTAY VP        CORPORATE       INTERNATIONAL        MID CAP           MID CAP
        STOCK--        CONVERTIBLE--     GOVERNMENT--         BOND--           EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 90,160,711      $ 18,045,680      $ 30,307,062      $117,112,402      $ 11,879,887      $  5,645,288      $  9,602,068

          270,198            54,427            94,604           355,537            35,430            16,155            27,534
           22,516             4,536             7,884            29,628             2,952             1,346             2,295
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 89,867,997      $ 17,986,717      $ 30,204,574      $116,727,237      $ 11,841,505      $  5,627,787      $  9,572,239
     ============      ============      ============      ============      ============      ============      ============
     $ 89,867,997      $ 17,986,717      $ 30,204,574      $116,727,237      $ 11,841,505      $  5,627,787      $  9,572,239
     ============      ============      ============      ============      ============      ============      ============
     $      25.70      $      17.63      $      17.20      $      23.04      $      17.64      $      13.19      $      11.92
     ============      ============      ============      ============      ============      ============      ============
     $103,860,555      $ 17,330,437      $ 31,204,000      $113,377,353      $ 10,094,073      $  4,455,447      $  7,597,562
     ============      ============      ============      ============      ============      ============      ============

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $113,032,615      $ 58,231,176      $  6,111,927      $  4,474,624      $  9,073,120      $  2,740,707       $ 12,262,932

          343,453           173,475            18,135            13,530            27,890             8,501             37,407
           28,621            14,456             1,511             1,127             2,324               708              3,117
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $112,660,541      $ 58,043,245      $  6,092,281      $  4,459,967      $  9,042,906      $  2,731,498       $ 12,222,408
     ============      ============      ============      ============      ============      ============       ============
     $112,660,541      $ 58,043,245      $  6,092,281      $  4,459,967      $  9,042,906      $  2,731,498       $ 12,222,408
     ============      ============      ============      ============      ============      ============       ============
     $      21.63      $      20.55      $      11.51      $      11.68      $      12.36      $       9.61       $       9.99
     ============      ============      ============      ============      ============      ============       ============
     $119,353,131      $ 55,147,122      $  5,840,243      $  4,072,797      $ 12,277,457      $  2,520,023       $ 15,229,441
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                  COLONIAL SMALL        DREYFUS IP
                                                                  CALVERT         CAP VALUE FUND        TECHNOLOGY
                                                                   SOCIAL        VARIABLE SERIES--       GROWTH--
                                                                  BALANCED            CLASS B         INITIAL SHARES
                                                              -------------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $  5,602,289       $     22,658        $  2,478,551

LIABILITIES:
  Liability to New York Life Insurance and Annuity Corporation for:
    Mortality and expense risk charges......................          16,772                 16               7,974
    Administrative charges..................................           1,398                  1                 665
                                                                ------------       ------------        ------------
      Total net assets......................................    $  5,584,119       $     22,641        $  2,469,912
                                                                ============       ============        ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $  5,584,119       $     22,641        $  2,469,912
                                                                ============       ============        ============
    Variable accumulation
      unit value............................................    $      18.62       $      10.57        $       8.62
                                                                ============       ============        ============
Identified Cost of Investment...............................    $  5,729,411       $     22,654        $  2,383,475
                                                                ============       ============        ============

                                                                                                         MFS(R)
                                                                   MFS(R)             MFS(R)           UTILITIES
                                                                 INVESTORS           RESEARCH           SERIES--
                                                               TRUST SERIES--        SERIES--           SERVICE
                                                               INITIAL CLASS      INITIAL CLASS          CLASS
                                                              ------------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $  1,983,164       $  2,927,649       $  2,147,479

LIABILITIES:
  Liability to New York Life Insurance and Annuity Corporation for:
    Mortality and expense risk charges......................           6,023              8,799              4,083
    Administrative charges..................................             502                733                340
                                                                ------------       ------------       ------------
      Total net assets......................................    $  1,976,639       $  2,918,117       $  2,143,056
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $  1,976,639       $  2,918,117       $  2,143,056
                                                                ============       ============       ============
    Variable accumulation
      unit value............................................    $       9.55       $      10.03       $      12.90
                                                                ============       ============       ============
Identified Cost of Investment...............................    $  2,024,124       $  3,134,945       $  1,943,286
                                                                ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                                    JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            FIDELITY(R)            JANUS ASPEN               SERIES
            VIP                    VIP                    VIP                   SERIES               WORLDWIDE
      CONTRAFUND(R)--        EQUITY-INCOME--           MID CAP--              BALANCED--              GROWTH--
       INITIAL CLASS          INITIAL CLASS         SERVICE CLASS 2      INSTITUTIONAL SHARES   INSTITUTIONAL SHARES
    ----------------------------------------------------------------------------------------------------------------
        $ 73,606,459           $ 31,077,225           $  5,093,394           $ 74,695,118           $ 53,645,096

             221,244                 92,403                 11,949                225,728                164,778
              18,437                  7,700                    996                 18,811                 13,732
        ------------           ------------           ------------           ------------           ------------
        $ 73,366,778           $ 30,977,122           $  5,080,449           $ 74,450,579           $ 53,466,586
        ============           ============           ============           ============           ============
        $ 73,366,778           $ 30,977,122           $  5,080,449           $ 74,450,579           $ 53,466,586
        ============           ============           ============           ============           ============
        $      20.67           $      17.86           $      14.07           $      20.54           $      15.34
        ============           ============           ============           ============           ============
        $ 65,214,893           $ 28,569,233           $  4,456,044           $ 76,404,505           $ 79,592,977
        ============           ============           ============           ============           ============

                                                                              VAN KAMPEN              VICTORY
         NEUBERGER                                                               UIF                    VIF
           BERMAN             T. ROWE PRICE             VAN ECK                EMERGING             DIVERSIFIED
        AMT MID-CAP               EQUITY               WORLDWIDE               MARKETS                STOCK--
          GROWTH--                INCOME                  HARD                 EQUITY--               CLASS A
          CLASS S               PORTFOLIO                ASSETS                CLASS I                 SHARES
    ----------------------------------------------------------------------------------------------------------------
        $    248,481           $ 19,141,786           $  3,251,860           $  8,362,452           $    267,121

                 484                 54,060                  9,325                 25,324                    570
                  40                  4,505                    777                  2,110                     48
        ------------           ------------           ------------           ------------           ------------
        $    247,957           $ 19,083,221           $  3,241,758           $  8,335,018           $    266,503
        ============           ============           ============           ============           ============
        $    247,957           $ 19,083,221           $  3,241,758           $  8,335,018           $    266,503
        ============           ============           ============           ============           ============
        $      11.22           $      14.08           $      15.28           $      12.80           $      11.07
        ============           ============           ============           ============           ============
        $    228,338           $ 16,627,817           $  2,472,600           $  7,456,830           $    253,964
        ============           ============           ============           ============           ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $ 1,162,280      $   426,684      $   229,825
  Mortality and expense risk charges........................      (416,736)      (2,153,207)        (335,055)
  Administrative charges....................................       (34,728)        (179,434)         (27,921)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       710,816       (1,905,957)        (133,151)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     8,292,706       23,360,892       14,045,249
  Cost of investments sold..................................     7,936,601       18,449,656       14,045,695
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       356,105        4,911,236             (446)
  Realized gain distribution received.......................       349,389               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (483,439)       1,309,915             (269)
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       222,055        6,221,151             (715)
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   932,871      $ 4,315,194      $  (133,866)
                                                               ===========      ===========      ===========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   102,471      $ 2,596,005      $        --
  Mortality and expense risk charges........................      (120,817)      (2,026,320)         (68,798)
  Administrative charges....................................       (10,068)        (168,860)          (5,733)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (28,414)         400,825          (74,531)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       703,015       16,039,365          685,144
  Cost of investments sold..................................       671,455       11,808,091          642,623
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............        31,560        4,231,274           42,521
  Realized gain distribution received.......................       114,505               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     1,561,438       10,042,552          493,982
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................     1,707,503       14,273,826          536,503
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $ 1,679,089      $14,674,651      $   461,972
                                                               ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                      MAINSTAY VP
     MAINSTAY VP                                       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON      MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP
       STOCK--     CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    INITIAL CLASS  INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ------------------------------------------------------------------------------------------------------------------
     $ 1,202,490    $   341,520      $ 1,253,617      $ 7,778,544      $   102,514      $    24,803      $        --
      (1,050,008)      (220,342)        (405,411)      (1,329,213)        (114,616)         (49,176)         (88,058)
         (87,501)       (18,362)         (33,784)        (110,768)          (9,551)          (4,098)          (7,338)
     -----------    -----------      -----------      -----------      -----------      -----------      -----------
          64,981        102,816          814,422        6,338,563          (21,653)         (28,471)         (95,396)
     -----------    -----------      -----------      -----------      -----------      -----------      -----------
       9,571,740      3,801,871       11,735,679       10,533,974          659,210          271,020          772,996
      11,029,093      4,534,084       11,342,189       12,826,219          543,278          224,263          576,582
     -----------    -----------      -----------      -----------      -----------      -----------      -----------
      (1,457,353)      (732,213)         393,490       (2,292,245)         115,932           46,757          196,414
              --             --               --               --               --          115,908               --
       9,291,257      1,378,321         (548,027)       7,883,693        1,461,437          735,759        1,424,837
     -----------    -----------      -----------      -----------      -----------      -----------      -----------
       7,833,904        646,108         (154,537)       5,591,448        1,577,369          898,424        1,621,251
     -----------    -----------      -----------      -----------      -----------      -----------      -----------
     $ 7,898,885    $   748,924      $   659,885      $11,930,011      $ 1,555,716      $   869,953      $ 1,525,855
     ===========    ===========      ===========      ===========      ===========      ===========      ===========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $ 1,894,052      $   634,993      $   100,574      $    41,500      $    20,241      $        --       $        --
      (1,383,993)        (674,216)         (68,622)         (48,808)        (113,188)         (33,244)         (136,453)
        (115,333)         (56,185)          (5,719)          (4,067)          (9,432)          (2,770)          (11,371)
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
         394,726          (95,408)          26,233          (11,375)        (102,379)         (36,014)         (147,824)
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
      16,473,760        5,327,130          813,149          602,033        1,563,533          646,219         1,348,606
      13,782,642        5,691,981          874,511          595,331        2,988,073          925,728         4,879,854
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
       2,691,118         (364,851)         (61,362)           6,702       (1,424,540)        (279,509)       (3,531,248)
              --               --               --               --               --               --                --
       2,348,082        5,753,869          644,329          411,815        1,106,327          406,638         5,269,168
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
       5,039,200        5,389,018          582,967          418,517         (318,213)         127,129         1,737,920
     -----------      -----------      -----------      -----------      -----------      -----------       -----------
     $ 5,433,926      $ 5,293,610      $   609,200      $   407,142      $  (420,592)     $    91,115       $ 1,590,096
     ===========      ===========      ===========      ===========      ===========      ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004


                                                                               COLONIAL SMALL
                                                                               CAP VALUE FUND     DREYFUS IP
                                                                 CALVERT          VARIABLE        TECHNOLOGY
                                                                  SOCIAL          SERIES--         GROWTH--
                                                                 BALANCED        CLASS B(B)     INITIAL SHARES
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    91,689      $        67      $        --
  Mortality and expense risk charges........................       (64,627)             (16)         (31,694)
  Administrative charges....................................        (5,386)              (1)          (2,641)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................        21,676               50          (34,335)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       554,378               --          941,541
  Cost of investments sold..................................       670,333               --          723,196
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............      (115,955)              --          218,345
  Realized gain distribution received.......................            --              435               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       454,868                3         (251,866)
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       338,913              438          (33,521)
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   360,589      $       488      $   (67,856)
                                                               ===========      ===========      ===========

                                                                  MFS(R)                            MFS(R)
                                                                INVESTORS          MFS(R)         UTILITIES
                                                                  TRUST           RESEARCH         SERIES--
                                                                 SERIES--         SERIES--         SERVICE
                                                              INITIAL CLASS    INITIAL CLASS       CLASS(A)
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    11,884      $    28,789      $        --
  Mortality and expense risk charges........................       (22,617)         (32,176)          (4,675)
  Administrative charges....................................        (1,885)          (2,681)            (390)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (12,618)          (6,068)          (5,065)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       273,958          302,176            7,724
  Cost of investments sold..................................       331,977          493,040            6,966
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       (58,019)        (190,864)             758
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       250,626          559,420          204,194
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       192,607          368,556          204,952
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   179,989      $   362,488      $   199,887
                                                               ===========      ===========      ===========

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                                                                          JANUS
                                                          JANUS           ASPEN
                       FIDELITY(R)     FIDELITY(R)        ASPEN          SERIES
      FIDELITY(R)          VIP             VIP           SERIES         WORLDWIDE
          VIP            EQUITY-        MID CAP--      BALANCED--       GROWTH--
    CONTRAFUND(R)--     INCOME--         SERVICE      INSTITUTIONAL   INSTITUTIONAL
     INITIAL CLASS    INITIAL CLASS      CLASS 2         SHARES          SHARES
    -------------------------------------------------------------------------------
      $   225,641      $   438,104     $        --     $ 1,651,256     $   546,182
         (812,301)        (346,584)        (24,334)       (889,043)       (657,635)
          (67,692)         (28,882)         (2,028)        (74,087)        (54,803)
      -----------      -----------     -----------     -----------     -----------
         (654,352)          62,638         (26,362)        688,126        (166,256)
      -----------      -----------     -----------     -----------     -----------
        5,065,436        2,473,600         272,939      10,013,977       8,182,509
        4,159,635        2,651,994         246,993       9,990,749       9,262,646
      -----------      -----------     -----------     -----------     -----------
          905,801         (178,394)         25,946          23,228      (1,080,137)
               --          104,658              --              --              --
        8,808,037        2,844,717         610,624       4,330,871       2,886,916
      -----------      -----------     -----------     -----------     -----------
        9,713,838        2,770,981         636,570       4,354,099       1,806,779
      -----------      -----------     -----------     -----------     -----------
      $ 9,059,486      $ 2,833,619     $   610,208     $ 5,042,225     $ 1,640,523
      ===========      ===========     ===========     ===========     ===========

      NEUBERGER                                                          VICTORY
       BERMAN          T. ROWE                        VAN KAMPEN           VIF
       AMT MID          PRICE          VAN ECK            UIF          DIVERSIFIED
         CAP           EQUITY         WORLDWIDE        EMERGING          STOCK--
      GROWTH--         INCOME           HARD            MARKETS          CLASS A
     CLASS S (A)      PORTFOLIO        ASSETS       EQUITY--CLASS I     SHARES(A)
    -------------------------------------------------------------------------------
     $        --     $   252,501     $     6,379      $    48,256      $     1,311
            (698)       (182,020)        (25,820)         (85,874)            (725)
             (58)        (15,168)         (2,152)          (7,156)             (60)
     -----------     -----------     -----------      -----------      -----------
            (756)         55,313         (21,593)         (44,774)             526
     -----------     -----------     -----------      -----------      -----------
          17,021       1,006,544         508,600        1,008,971            5,869
          17,632         966,096         341,409        1,502,410            5,475
     -----------     -----------     -----------      -----------      -----------
            (611)         40,448         167,191         (493,439)             394
              --         390,077              --               --               --
          20,143       1,600,929         353,351        1,963,388           13,157
     -----------     -----------     -----------      -----------      -----------
          19,532       2,031,454         520,542        1,469,949           13,551
     -----------     -----------     -----------      -----------      -----------
     $    18,776     $ 2,086,767     $   498,949      $ 1,425,175      $    14,077
     ===========     ===========     ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2004
and the year ended December 31, 2003


                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                         BOND--                  CAPITAL APPRECIATION--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2004            2003            2004            2003
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    710,816    $  1,044,094    $ (1,905,957)   $ (1,851,332)
    Net realized gain (loss) on investments................        356,105         159,616       4,911,236       2,061,683
    Realized gain distribution received....................        349,389         952,929              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................       (483,439)       (845,568)      1,309,915      38,994,787
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        932,871       1,311,071       4,315,194      39,205,138
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................      1,128,563       1,579,731       7,324,107       8,163,573
    Policyowners' surrenders...............................     (4,222,415)     (3,627,258)    (17,368,672)    (12,873,317)
    Policyowners' annuity and death benefits...............       (416,912)       (526,583)       (447,195)       (701,360)
    Net transfers from (to) Fixed Account..................       (529,555)     (1,092,843)     (1,466,276)     (1,756,594)
    Transfers between Investment Divisions.................     (2,990,282)     (1,016,399)     (8,473,544)     (5,280,795)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................     (7,030,601)     (4,683,352)    (20,431,580)    (12,448,493)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................         (4,000)         (3,834)         (2,490)        (96,674)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................     (6,101,730)     (3,376,115)    (16,118,876)     26,659,971
NET ASSETS:
    Beginning of year......................................     38,608,600      41,984,715     190,774,904     164,114,933
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 32,506,870    $ 38,608,600    $174,656,028    $190,774,904
                                                              ============    ============    ============    ============


                                                                      MAINSTAY VP
                                                                       HIGH YIELD                     MAINSTAY VP
                                                                    CORPORATE BOND--             INTERNATIONAL EQUITY--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2004            2003            2004            2003
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $  6,338,563    $  5,995,386    $    (21,653)   $     44,875
    Net realized gain (loss) on investments................     (2,292,245)     (2,330,278)        115,932        (146,132)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................      7,883,693      23,276,393       1,461,437       1,799,344
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................     11,930,011      26,941,501       1,555,716       1,698,087
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................      3,540,778       3,270,921         461,654         254,690
    Policyowners' surrenders...............................    (10,594,705)     (7,575,472)       (802,127)       (427,403)
    Policyowners' annuity and death benefits...............       (822,842)       (437,740)        (21,288)        (81,768)
    Net transfers from (to) Fixed Account..................     (1,510,663)       (626,638)        (43,278)       (181,257)
    Transfers between Investment Divisions.................      5,918,067      11,653,149       2,547,811         697,216
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................     (3,469,365)      6,284,220       2,142,772         261,478
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................        (40,720)        (79,507)         (3,901)         (4,640)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      8,419,926      33,146,214       3,694,587       1,954,925
NET ASSETS:
    Beginning of year......................................    108,307,311      75,161,097       8,146,918       6,191,993
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $116,727,237    $108,307,311    $ 11,841,505    $  8,146,918
                                                              ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--                 GOVERNMENT--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $   (133,151)  $   (242,652)  $     64,981   $   (191,598)  $    102,816   $    181,263   $    814,422   $  1,245,725
            (446)           721     (1,457,353)    (1,570,865)      (732,213)      (140,378)       393,490      1,666,362
              --             --             --             --             --             --             --             --
            (269)        (2,560)     9,291,257     19,710,274      1,378,321      2,742,764       (548,027)    (2,732,456)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (133,866)      (244,491)     7,898,885     17,947,811        748,924      2,783,649        659,885        179,631
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,105,511      3,373,919      3,367,135      3,342,807        874,521        954,846      1,247,444      2,072,421
      (5,784,207)    (5,938,172)    (7,211,667)    (5,405,856)    (1,794,954)    (1,356,443)    (4,558,498)    (6,038,163)
         (21,599)      (117,244)      (404,422)      (335,306)       (69,705)       (86,916)      (135,456)      (659,433)
      (2,034,515)    (4,656,651)      (620,714)      (796,484)      (328,085)       (52,676)      (918,286)    (1,660,772)
      (2,144,404)    (5,935,611)    (2,745,579)    (1,782,277)       898,165      2,703,511     (6,106,334)    (6,224,742)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (7,879,214)   (13,273,759)    (7,615,247)    (4,977,116)      (420,058)     2,162,322    (10,471,130)   (12,510,689)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (583)          (699)       (13,962)       (44,604)        (2,720)        (6,682)        (2,925)          (498)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (8,013,663)   (13,518,949)       269,676     12,926,091        326,146      4,939,289     (9,814,170)   (12,331,556)
      32,001,731     45,520,680     89,598,321     76,672,230     17,660,571     12,721,282     40,018,744     52,350,300
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 23,988,068   $ 32,001,731   $ 89,867,997   $ 89,598,321   $ 17,986,717   $ 17,660,571   $ 30,204,574   $ 40,018,744
    ============   ============   ============   ============   ============   ============   ============   ============


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                       MID CAP                       S&P 500
              CORE--                       GROWTH--                       VALUE--                       INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $    (28,471)  $    (13,355)  $    (95,396)  $    (24,531)  $    (28,414)  $     (8,595)  $    400,825   $     66,204
          46,757        (52,652)       196,414        (80,703)        31,560       (146,792)     4,231,274      2,271,638
         115,908             --             --             --        114,505             --             --             --
         735,759        621,902      1,424,837        744,755      1,561,438      1,721,342     10,042,552     33,888,575
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         869,953        555,895      1,525,855        639,521      1,679,089      1,565,955     14,674,651     36,226,417
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         295,932        214,342        481,044        217,327        746,434        517,257      6,523,498      6,107,032
        (352,699)      (201,005)      (538,270)       (99,247)      (811,031)      (531,752)   (15,702,655)   (11,460,970)
          (3,632)        (2,544)        (1,186)            --        (60,934)            --       (885,654)      (336,662)
          (1,771)       (54,041)       (32,135)        20,262         19,169         43,107     (1,127,386)    (1,399,788)
       2,016,421        913,366      3,214,660      3,513,535      3,650,006      1,230,794       (752,021)      (801,584)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,954,251        870,118      3,124,113      3,651,877      3,543,644      1,259,406    (11,944,218)    (7,891,972)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,932)        (1,220)        (2,611)        (1,212)        (4,175)        (3,218)       (23,922)       (89,976)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,822,272      1,424,793      4,647,357      4,290,186      5,218,558      2,822,143      2,706,511     28,244,469
       2,805,515      1,380,722      4,924,882        634,696      8,129,772      5,307,629    171,086,585    142,842,116
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  5,627,787   $  2,805,515   $  9,572,239   $  4,924,882   $ 13,348,330   $  8,129,772   $173,793,096   $171,086,585
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the year ended December 31, 2003

                                                                      MAINSTAY VP
                                                                       SMALL CAP                      MAINSTAY VP
                                                                        GROWTH--                     TOTAL RETURN--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                              ----------------------------    ----------------------------
                                                                  2004            2003            2004            2003
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (74,531)   $    (30,978)   $    394,726    $    634,199
    Net realized gain (loss) on investments................         42,521         (92,399)      2,691,118       1,491,504
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        493,982         947,084       2,348,082      17,119,610
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        461,972         823,707       5,433,926      19,245,313
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        362,917         206,095       3,238,904       3,674,508
    Policyowners' surrenders...............................       (482,886)       (169,871)    (12,175,478)     (9,982,600)
    Policyowners' annuity and death benefits...............             --          (2,824)       (480,848)       (560,976)
    Net transfers from (to) Fixed Account..................        (58,126)        (31,705)     (1,184,594)     (1,106,315)
    Transfers between Investment Divisions.................      1,378,806       2,526,302      (4,011,642)     (1,908,328)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................      1,200,711       2,527,997     (14,613,658)     (9,883,711)
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................           (964)         (1,705)        (13,202)        (48,666)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      1,661,719       3,349,999      (9,192,934)      9,312,936
NET ASSETS:
    Beginning of year......................................      4,770,503       1,420,504     121,853,475     112,540,539
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  6,432,222    $  4,770,503    $112,660,541    $121,853,475
                                                              ============    ============    ============    ============

                                                                      MAINSTAY VP                    ALGER AMERICAN
                                                                 LORD ABBETT DEVELOPING          SMALL CAPITALIZATION--
                                                                 GROWTH--INITIAL CLASS               CLASS O SHARES
                                                              ----------------------------    ----------------------------
                                                                  2004            2003            2004            2003
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $    (36,014)   $    (25,903)   $   (147,824)   $   (114,258)
    Net realized gain (loss) on investments................       (279,509)       (177,749)     (3,531,248)     (2,544,815)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        406,638         801,800       5,269,168       5,697,832
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................         91,115         598,148       1,590,096       3,038,759
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................        135,837         107,100         646,820         673,336
    Policyowners' surrenders...............................       (304,502)       (103,030)       (883,861)       (503,418)
    Policyowners' annuity and death benefits...............           (625)        (32,538)        (19,191)        (48,635)
    Net transfers from (to) Fixed Account..................        (20,136)        (29,995)        (14,528)        (76,214)
    Transfers between Investment Divisions.................         54,162         725,974         165,799         (31,703)
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................       (135,264)        667,511        (104,961)         13,366
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................           (316)         (1,259)         (4,511)         (7,682)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................        (44,465)      1,264,400       1,480,624       3,044,443
NET ASSETS:
    Beginning of year......................................      2,775,963       1,511,563      10,741,784       7,697,341
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $  2,731,498    $  2,775,963    $ 12,222,408    $ 10,741,784
                                                              ============    ============    ============    ============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                                      MAINSTAY VP
                                          MAINSTAY VP                   MAINSTAY VP                   EAGLE ASSET
            MAINSTAY VP                AMERICAN CENTURY                DREYFUS LARGE                  MANAGEMENT
              VALUE--                  INCOME & GROWTH--              COMPANY VALUE--               GROWTH EQUITY--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $    (95,408)  $    128,141   $     26,233   $      9,210   $    (11,375)  $    (13,176)  $   (102,379)  $   (100,652)
        (364,851)    (1,160,592)       (61,362)      (109,599)         6,702        (89,413)    (1,424,540)    (1,357,329)
              --             --             --             --             --             --             --             --
       5,753,869     12,592,971        644,329      1,221,881        411,815        830,830      1,106,327      3,564,637
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,293,610     11,560,520        609,200      1,121,492        407,142        728,241       (420,592)     2,106,656
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,976,396      2,107,651        273,510        230,453        229,131        152,312        603,511        590,363
      (4,744,075)    (3,226,096)      (399,406)      (247,287)      (192,257)      (175,054)      (606,738)      (593,054)
        (127,489)      (202,840)       (10,836)            --        (43,065)          (206)       (24,646)        (8,081)
        (363,426)      (492,426)       (70,045)       (13,047)        (2,456)       (60,322)       (54,323)      (183,921)
        (236,744)      (316,134)       312,022        263,989        413,486        312,369       (850,116)       223,392
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,495,338)    (2,129,845)       105,245        234,108        404,839        229,099       (932,312)        28,699
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (9,741)       (26,246)        (1,165)        (2,663)          (601)        (1,749)           978         (4,901)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,788,531      9,404,429        713,280      1,352,937        811,380        955,591     (1,351,926)     2,130,454
      56,254,714     46,850,285      5,379,001      4,026,064      3,648,587      2,692,996     10,394,832      8,264,378
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 58,043,245   $ 56,254,714   $  6,092,281   $  5,379,001   $  4,459,967   $  3,648,587   $  9,042,906   $ 10,394,832
    ============   ============   ============   ============   ============   ============   ============   ============

                                      COLONIAL
                                      SMALL CAP               DREYFUS IP                    FIDELITY(R)
              CALVERT                VALUE FUND               TECHNOLOGY                        VIP
              SOCIAL              VARIABLE SERIES--            GROWTH--                   CONTRAFUND(R)--
             BALANCED                CLASS B(C)             INITIAL SHARES                 INITIAL CLASS
    ---------------------------   -----------------   ---------------------------   ---------------------------
        2004           2003             2004              2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------
    $     21,676   $     33,026     $         50      $    (34,335)  $    (17,972)  $   (654,352)  $   (470,111)
        (115,955)      (275,198)              --           218,345       (137,274)       905,801       (112,777)
              --             --              435                --             --             --             --
         454,868      1,025,355                3          (251,866)       652,036      8,808,037     14,333,142
    ------------   ------------     ------------      ------------   ------------   ------------   ------------
         360,589        783,183              488           (67,856)       496,790      9,059,486     13,750,254
    ------------   ------------     ------------      ------------   ------------   ------------   ------------
         270,807        276,558               29           223,924        116,551      2,708,891      2,624,758
        (287,836)      (372,860)              --          (306,612)      (100,790)    (5,544,181)    (3,921,332)
          (4,754)        (1,790)              --            (2,003)            --       (167,645)       (93,403)
         (27,979)       (20,476)              --           (16,129)        58,636       (392,004)      (341,510)
          (5,759)        87,600           22,124            59,195      1,131,074      2,588,782        449,079
    ------------   ------------     ------------      ------------   ------------   ------------   ------------
         (55,521)       (30,968)          22,153           (41,625)     1,205,471       (806,157)    (1,282,408)
    ------------   ------------     ------------      ------------   ------------   ------------   ------------
            (800)        (1,866)              --                41         (1,120)       (21,438)       (34,982)
    ------------   ------------     ------------      ------------   ------------   ------------   ------------
         304,268        750,349           22,641          (109,440)     1,701,141      8,231,891     12,432,864
       5,279,851      4,529,502               --         2,579,352        878,211     65,134,887     52,702,023
    ------------   ------------     ------------      ------------   ------------   ------------   ------------
    $  5,584,119   $  5,279,851     $     22,641      $  2,469,912   $  2,579,352   $ 73,366,778   $ 65,134,887
    ============   ============     ============      ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the year ended December 31, 2003

                                                                      FIDELITY(R)                     FIDELITY(R)
                                                                          VIP                             VIP
                                                                    EQUITY-INCOME--                    MID CAP--
                                                                     INITIAL CLASS                  SERVICE CLASS 2
                                                              ----------------------------    ----------------------------
                                                                  2004            2003            2004          2003(a)
                                                              ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................   $     62,638    $    112,961    $    (26,362)   $       (719)
    Net realized gain (loss) on investments................       (178,394)       (778,065)         25,946              33
    Realized gain distribution received....................        104,658              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................      2,844,717       6,746,640         610,624          26,727
                                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations.........................................      2,833,619       6,081,536         610,208          26,041
                                                              ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................      1,247,553       1,090,903         262,894          20,381
    Policyowners' surrenders...............................     (2,218,517)     (1,684,469)       (184,208)           (616)
    Policyowners' annuity and death benefits...............       (131,196)        (90,592)             --              --
    Net transfers from (to) Fixed Account..................       (172,582)       (192,102)         43,568           2,072
    Transfers between Investment Divisions.................      1,583,970         946,739       4,011,466         289,765
                                                              ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)..................        309,228          70,479       4,133,720         311,602
                                                              ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................         (4,602)        (14,757)         (1,086)            (36)
                                                              ------------    ------------    ------------    ------------
        Increase (decrease) in net assets..................      3,138,245       6,137,258       4,742,842         337,607
NET ASSETS:
    Beginning of year......................................     27,838,877      21,701,619         337,607              --
                                                              ------------    ------------    ------------    ------------
    End of year............................................   $ 30,977,122    $ 27,838,877    $  5,080,449    $    337,607
                                                              ============    ============    ============    ============

                                                                                     NEUBERGER
                                                                                       BERMAN
                                                                     MFS(R)          AMT MIDCAP
                                                               UTILITIES SERIES--     GROWTH--
                                                                 SERVICE CLASS        CLASS S
                                                               ------------------   ------------
                                                                    2004(b)           2004(b)
                                                               ---------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................      $     (5,065)     $       (756)
    Net realized gain (loss) on investments.................               758              (611)
    Realized gain distribution received.....................                --                --
    Change in unrealized appreciation (depreciation) on
      investments...........................................           204,194            20,143
                                                                  ------------      ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................           199,887            18,776
                                                                  ------------      ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................            59,203            12,290
    Policyowners' surrenders................................           (28,272)             (106)
    Policyowners' annuity and death benefits................                --                --
    Net transfers from (to) Fixed Account...................            28,712             1,954
    Transfers between Investment Divisions..................         1,883,818           215,078
                                                                  ------------      ------------
      Net contributions and (withdrawals)...................         1,943,461           229,216
                                                                  ------------      ------------
    Increase (decrease) attributable to New York Life
      Insurance
      and Annuity Corporation charges retained by the
      Separate
      Account...............................................              (292)              (35)
                                                                  ------------      ------------
        Increase (decrease) in net assets...................         2,143,056           247,957
NET ASSETS:
    Beginning of year.......................................                --                --
                                                                  ------------      ------------
    End of year.............................................      $  2,143,056      $    247,957
                                                                  ============      ============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                          JANUS ASPEN
            JANUS ASPEN                     SERIES                        MFS(R)
              SERIES                       WORLDWIDE                     INVESTORS                      MFS(R)
            BALANCED--                     GROWTH--                   TRUST SERIES--               RESEARCH SERIES--
       INSTITUTIONAL SHARES          INSTITUTIONAL SHARES              INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $    688,126   $    686,841   $   (166,256)  $   (101,483)  $    (12,618)  $    (10,659)  $     (6,068)  $    (14,492)
          23,228        765,107     (1,080,137)      (805,271)       (58,019)      (125,082)      (190,864)      (339,540)
              --             --             --             --             --             --             --             --
       4,330,871      7,427,490      2,886,916     11,996,709        250,626        459,391        559,420        829,170
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,042,225      8,879,438      1,640,523     11,089,955        179,989        323,650        362,488        475,138
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,462,079      4,105,865      2,625,567      2,784,585         89,377         83,484        135,811        117,375
      (5,733,290)    (5,011,840)    (4,206,857)    (4,003,672)      (163,854)      (150,725)      (131,891)      (106,965)
        (181,411)      (171,143)      (145,251)      (124,863)       (20,525)       (16,922)       (37,776)       (14,834)
        (817,918)    (1,036,909)      (329,102)      (405,556)        (1,865)       (10,069)         2,619        (27,126)
      (4,672,953)    (2,083,429)    (4,809,603)    (4,229,188)        (5,254)        20,692         51,242        (86,343)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (7,943,493)    (4,197,456)    (6,865,246)    (5,978,694)      (102,121)       (73,540)        20,005       (117,893)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (12,855)       (22,113)       (12,190)       (27,953)          (392)          (786)          (915)        (1,153)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,914,123)     4,659,869     (5,236,913)     5,083,308         77,476        249,324        381,578        356,092
      77,364,702     72,704,833     58,703,499     53,620,191      1,899,163      1,649,839      2,536,539      2,180,447
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 74,450,579   $ 77,364,702   $ 53,466,586   $ 58,703,499   $  1,976,639   $  1,899,163   $  2,918,117   $  2,536,539
    ============   ============   ============   ============   ============   ============   ============   ============

                                            VAN ECK                     VAN KAMPEN             VICTORY VIF
           T. ROWE PRICE                   WORLDWIDE                        UIF                DIVERSIFIED
           EQUITY INCOME                     HARD                    EMERGING MARKETS            STOCK--
             PORTFOLIO                      ASSETS                    EQUITY--CLASS I         CLASS A SHARES
    ---------------------------   ---------------------------   ---------------------------   --------------
        2004           2003           2004           2003           2004           2003          2004(B)
    --------------------------------------------------------------------------------------------------------
    $     55,313   $     44,909   $    (21,593)  $     (9,905)  $    (44,774)  $    (68,308)   $        526
          40,448       (165,785)       167,191        (23,467)      (493,439)      (387,667)            394
         390,077             --             --             --             --             --              --
       1,600,929      2,338,791        353,351        479,541      1,963,388      2,624,261          13,157
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
       2,086,767      2,217,915        498,949        446,169      1,425,175      2,168,286          14,077
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
         844,888        625,531         98,036         37,174        350,743        313,519           6,495
      (1,003,719)      (648,151)      (228,144)      (133,495)      (615,909)      (379,216)         (9,558)
         (84,607)       (26,146)            --             --        (10,367)        (1,115)             --
        (112,913)      (175,971)       (11,598)           342        (29,549)       (54,330)            175
       4,775,494      2,047,551      1,335,531         53,825        452,972        (93,483)        255,331
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
       4,419,143      1,822,814      1,193,825        (42,154)       147,890       (214,625)        252,443
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
          (3,765)        (5,309)        (1,398)        (1,143)        (4,768)        (5,488)            (17)
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
       6,502,145      4,035,420      1,691,376        402,872      1,568,297      1,948,173         266,503
      12,581,076      8,545,656      1,550,382      1,147,510      6,766,721      4,818,548              --
    ------------   ------------   ------------   ------------   ------------   ------------    ------------
    $ 19,083,221   $ 12,581,076   $  3,241,758   $  1,550,382   $  8,335,018   $  6,766,721    $    266,503
    ============   ============   ============   ============   ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

    The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following investment divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock(1)--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value(2)--Initial Class
MainStay VP S&P 500 Index(3)--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income & Growth--Initial Class MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth Equity--Initial Class MainStay VP Lord Abbett Developing Growth-- Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid Cap Growth--Class S
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Growth Equity--Initial Class

(2) Formerly known as MainStay VP Equity Income--Initial Class

(3) Formerly known as MainStay VP Indexed Equity--Initial Class

    Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent, premium payments are allocated to the Investment Divisions of Separate

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC subject to certain restrictions.

    No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of Separate Account-I and Separate Account-II are as follows:


                                                                                   MAINSTAY VP
                                                            MAINSTAY VP              CAPITAL              MAINSTAY VP
                                                               BOND--             APPRECIATION--              CASH
                                                           INITIAL CLASS          INITIAL CLASS            MANAGEMENT
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................           2,462                  6,505                 18,884
Identified cost.......................................        $ 33,244               $181,575               $ 18,884
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................           2,451                  8,148                 24,072
Identified cost.......................................        $ 32,855               $206,569               $ 24,073


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                              MID CAP                S&P 500               SMALL CAP
                                                              VALUE--                INDEX--                GROWTH--
                                                           INITIAL CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................           1,041                  5,899                    532
Identified cost.......................................        $ 10,675               $141,489               $  4,834
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................           1,087                  7,150                    592
Identified cost.......................................        $ 11,053               $169,822               $  5,323

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                   MAINSTAY VP
                                                            MAINSTAY VP              CAPITAL              MAINSTAY VP
                                                               BOND--             APPRECIATION--              CASH
                                                           INITIAL CLASS          INITIAL CLASS            MANAGEMENT
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  2,900               $    980               $  5,058
Proceeds from sales...................................          11,213                 28,993                 14,160
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  2,297               $    943               $  6,005
Proceeds from sales...................................           8,293                 23,361                 14,045


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                              MID CAP                S&P 500               SMALL CAP
                                                              VALUE--                INDEX--                GROWTH--
                                                           INITIAL CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  4,817               $  4,228               $  1,614
Proceeds from sales...................................           1,010                 19,037                  1,515
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  4,343               $  4,456               $  1,817
Proceeds from sales...................................             703                 16,039                    685

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                                                            MAINSTAY VP
      MAINSTAY VP                                           HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       MAINSTAY VP        CORPORATE       INTERNATIONAL        MID CAP           MID CAP
        STOCK--        CONVERTIBLE--     GOVERNMENT--         BOND--           EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          3,601             1,875             3,189            15,909               912               440               815
       $ 87,696          $ 19,954          $ 35,017          $148,133          $ 10,779          $  4,668          $  7,573
          4,394             1,602             2,852            11,833               842               430               827
       $103,861          $ 17,330          $ 31,204          $113,377          $ 10,094          $  4,455          $  7,598

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
          6,142             3,121               464               310               583               232                490
       $111,075          $ 48,376          $  4,985          $  3,125          $  7,969          $  1,861           $ 11,355
          6,782             3,537               533               398               818               302                605
       $119,353          $ 55,147          $  5,840          $  4,073          $ 12,277          $  2,520           $ 15,229


                                                            MAINSTAY VP
      MAINSTAY VP                                           HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       MAINSTAY VP        CORPORATE       INTERNATIONAL        MID CAP           MID CAP
        STOCK--        CONVERTIBLE--     GOVERNMENT--         BOND--           EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $  2,062          $  5,194          $  2,063          $ 18,985          $  3,100          $  2,749          $  3,764
         11,579             6,684            15,762            19,839             1,250               634             1,868
       $  1,993          $  3,484          $  2,041          $ 13,388          $  2,788          $  2,319          $  3,815
          9,572             3,802            11,736            10,534               659               271               773

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $  2,200          $  1,886          $  1,046          $    903          $    318          $    502           $    845
         18,568             7,678             1,045               399             2,072               792              2,203
       $  2,202          $  1,724          $    945          $    997          $    526          $    475           $  1,095
         16,474             5,327               813               602             1,564               646              1,349

--------------------------------------------------------------------------------


                                                                                     COLONIAL
                                                                                    SMALL CAP              DREYFUS IP
                                                              CALVERT               VALUE FUND             TECHNOLOGY
                                                               SOCIAL           VARIABLE SERIES--           GROWTH--
                                                              BALANCED              CLASS B(B)           INITIAL SHARES
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................           1,717                      8                    196
Identified cost.......................................        $  3,249               $    139               $  1,684
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................           2,993                      1                    284
Identified cost.......................................        $  5,729               $     23               $  2,383


                                                               MFS(R)
                                                             INVESTORS                MFS(R)                 MFS(R)
                                                           TRUST SERIES--       RESEARCH SERIES--      UTILITIES SERIES--
                                                           INITIAL CLASS          INITIAL CLASS         SERVICE CLASS(A)
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................              80                    131                     88
Identified cost.......................................        $  1,406               $  2,237               $  1,624
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             110                    191                    106
Identified cost.......................................        $  2,024               $  3,135               $  1,943


                                                                                     COLONIAL
                                                                                    SMALL CAP              DREYFUS IP
                                                              CALVERT               VALUE FUND             TECHNOLOGY
                                                               SOCIAL           VARIABLE SERIES--           GROWTH--
                                                              BALANCED              CLASS B(B)           INITIAL SHARES
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $    306               $    140               $    928
Proceeds from sales...................................             696                      1                  1,136
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $    521               $     23               $    867
Proceeds from sales...................................             554                     --                    942


                                                               MFS(R)
                                                             INVESTORS                MFS(R)                 MFS(R)
                                                           TRUST SERIES--       RESEARCH SERIES--      UTILITIES SERIES--
                                                           INITIAL CLASS          INITIAL CLASS         SERVICE CLASS(A)
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $    131               $    223               $  1,675
Proceeds from sales...................................             312                    365                     52
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $    159               $    316               $  1,950
Proceeds from sales...................................             274                    302                      8

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                                                                                                    JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            FIDELITY(R)            JANUS ASPEN               SERIES
            VIP                    VIP                    VIP                   SERIES               WORLDWIDE
      CONTRAFUND(R)--        EQUITY-INCOME--           MID CAP--              BALANCED--              GROWTH--
       INITIAL CLASS          INITIAL CLASS         SERVICE CLASS 2      INSTITUTIONAL SHARES   INSTITUTIONAL SHARES
    ----------------------------------------------------------------------------------------------------------------
             1,984                  1,073                    143                  2,022                  1,518
          $ 47,832               $ 24,827               $  3,715               $ 51,314               $ 67,793
             2,765                  1,225                    170                  3,063                  2,003
          $ 65,215               $ 28,569               $  4,456               $ 76,405               $ 79,593

                                                                              VAN KAMPEN
                                 T. ROWE                                         UIF
      NEUBERGER BERMAN            PRICE                 VAN ECK                EMERGING
         AMT MIDCAP               EQUITY               WORLDWIDE               MARKETS              VICTORY VIF
          GROWTH--                INCOME                  HARD                 EQUITY--         DIVERSIFIED STOCK--
         CLASS S(A)             PORTFOLIO                ASSETS                CLASS I           CLASS A SHARES(A)
    ----------------------------------------------------------------------------------------------------------------
                12                    717                    131                    544                     21
          $    191               $ 13,799               $  1,832               $  4,461               $    224
                14                    857                    177                    757                     24
          $    228               $ 16,628               $  2,473               $  7,457               $    254


                                                                                                    JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            FIDELITY(R)            JANUS ASPEN               SERIES
            VIP                    VIP                    VIP                   SERIES               WORLDWIDE
      CONTRAFUND(R)--        EQUITY-INCOME--           MID CAP--              BALANCED--              GROWTH--
       INITIAL CLASS          INITIAL CLASS         SERVICE CLASS 2      INSTITUTIONAL SHARES   INSTITUTIONAL SHARES
    ----------------------------------------------------------------------------------------------------------------
          $  2,895               $  2,385               $  3,544               $  1,532               $    736
             5,015                  3,001                    260                  9,537                  9,920
          $  3,601               $  2,952               $  4,391               $  2,727               $  1,113
             5,065                  2,474                    273                 10,014                  8,183

                                                                              VAN KAMPEN
                                 T. ROWE                                         UIF
      NEUBERGER BERMAN            PRICE                 VAN ECK                EMERGING
         AMT MIDCAP               EQUITY               WORLDWIDE               MARKETS              VICTORY VIF
          GROWTH--                INCOME                  HARD                 EQUITY--         DIVERSIFIED STOCK--
         CLASS S(A)             PORTFOLIO                ASSETS                CLASS I           CLASS A SHARES(A)
    ----------------------------------------------------------------------------------------------------------------
          $    274               $  3,822               $  1,155               $    897               $    227
                81                  1,667                    417                  1,892                      3
          $    246               $  5,885               $  1,684               $  1,112               $    259
                17                  1,007                    509                  1,009                      6

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

    Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the year ended December 31, 2004 and the year ended December 31, 2003 were as follows:


                                                                                             MAINSTAY VP
                                                                 MAINSTAY VP                   CAPITAL
                                                                   BOND--                  APPRECIATION--
                                                                INITIAL CLASS               INITIAL CLASS
                                                              -----------------         ---------------------
                                                              2004         2003          2004           2003
                                                              -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................   39           83             123            116
Units redeemed..............................................  (600)        (510)        (1,414)        (1,265)
                                                              ----         ----         ------         ------
  Net increase (decrease)...................................  (561)        (427)        (1,291)        (1,149)
                                                              ====         ====         ======         ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................   68           97             355            456
Units redeemed..............................................  (490)        (382)        (1,361)        (1,176)
                                                              ----         ----         ------         ------
  Net increase (decrease)...................................  (422)        (285)        (1,006)          (720)
                                                              ====         ====         ======         ======


                                                                 MAINSTAY VP                MAINSTAY VP
                                                                  HIGH YIELD               INTERNATIONAL
                                                               CORPORATE BOND--               EQUITY--
                                                                INITIAL CLASS              INITIAL CLASS
                                                              ------------------         ------------------
                                                              2004         2003          2004          2003
                                                              ---------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................  519          1,170         202            83
Units redeemed..............................................  (963)        (705)         (81)          (53)
                                                              ----         -----         ---           ---
  Net increase (decrease)...................................  (444)         465          121            30
                                                              ====         =====         ===           ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................  437           827          191            70
Units redeemed..............................................  (602)        (483)         (55)          (57)
                                                              ----         -----         ---           ---
  Net increase (decrease)...................................  (165)         344          136            13
                                                              ====         =====         ===           ===

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                         MAINSTAY VP      MAINSTAY VP     MAINSTAY VP
      MAINSTAY VP      COMMON STOCK--    CONVERTIBLE--   GOVERNMENT--
    CASH MANAGEMENT     INITIAL CLASS    INITIAL CLASS   INITIAL CLASS
    ----------------   ---------------   -------------   -------------
     2004     2003      2004     2003    2004    2003    2004    2003
    ------------------------------------------------------------------
       576       727      48       39     163     334     33        89
    (7,304)  (14,809)   (447)    (471)   (265)   (159)   (889)  (1,414)
    ------   -------    ----     ----    ----    ----    ----   ------
    (6,728)  (14,082)   (399)    (432)   (102)    175    (856)  (1,325)
    ======   =======    ====     ====    ====    ====    ====   ======
     1,581     2,517     141      167     102     238     73       123
    (7,499)  (12,425)   (460)    (424)   (131)   (101)   (690)    (872)
    ------   -------    ----     ----    ----    ----    ----   ------
    (5,918)   (9,908)   (319)    (257)    (29)    137    (617)    (749)
    ======   =======    ====     ====    ====    ====    ====   ======


      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
    MID CAP CORE--    MID CAP GROWTH--    MID CAP VALUE--   S&P 500 INDEX--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------   -----------------   ---------------   ---------------
     2004     2003     2004      2003      2004     2003     2004     2003
    -----------------------------------------------------------------------
     214      119       327        517      451      163      112       88
     (38)     (10)     (130)        (8)    (123)     (66)    (682)    (678)
     ---      ---      ----        ---     ----      ---     ----     ----
     176      109       197        509      328       97     (570)    (590)
     ===      ===      ====        ===     ====      ===     ====     ====
     201      118       358        421      400      193      246      276
     (31)     (30)      (55)       (13)     (79)     (62)    (697)    (647)
     ---      ---      ----        ---     ----      ---     ----     ----
     170       88       303        408      321      131     (451)    (371)
     ===      ===      ====        ===     ====      ===     ====     ====

--------------------------------------------------------------------------------


                                                                            MAINSTAY VP
                                                         MAINSTAY VP           TOTAL
                                                     SMALL CAP GROWTH--      RETURN--
                                                        INITIAL CLASS      INITIAL CLASS
                                                     -------------------   -------------
                                                       2004       2003     2004    2003
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................     86        357        62      49
Units redeemed.....................................    (70)       (17)     (869)   (830)
                                                       ---        ---      ----    ----
  Net increase (decrease)..........................     16        340      (807)   (781)
                                                       ===        ===      ====    ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................    177        312       156     198
Units redeemed.....................................    (56)       (27)     (862)   (736)
                                                       ---        ---      ----    ----
  Net increase (decrease)..........................    121        285      (706)   (538)
                                                       ===        ===      ====    ====

                                                      MAINSTAY VP          ALGER
                                                      LORD ABBETT        AMERICAN
                                                      DEVELOPING           SMALL
                                                       GROWTH--      CAPITALIZATION--
                                                     INITIAL CLASS    CLASS O SHARES
                                                     -------------   -----------------
                                                     2004    2003     2004      2003
                                                     ---------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................     7      84       23        28
Units redeemed.....................................   (36)     (8)    (160)     (155)
                                                      ---     ---     ----      ----
  Net increase (decrease)..........................   (29)     76     (137)     (127)
                                                      ===     ===     ====      ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................    19      99       89        96
Units redeemed.....................................   (37)    (22)    (103)     (104)
                                                      ---     ---     ----      ----
  Net increase (decrease)..........................   (18)     77      (14)       (8)
                                                      ===     ===     ====      ====

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                      AMERICAN         DREYFUS       EAGLE ASSET
                       CENTURY          LARGE        MANAGEMENT
     MAINSTAY VP       INCOME          COMPANY         GROWTH
       VALUE--       & GROWTH--        VALUE--        EQUITY--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -------------   -------------   -------------   -------------
    2004    2003    2004    2003    2004    2003    2004    2003
    -------------------------------------------------------------
      65      43      47      40      66      36      11      32
    (361)   (332)    (50)    (39)    (18)    (33)   (153)    (77)
    ----    ----     ---     ---     ---     ---    ----     ---
    (296)   (289)     (3)      1      48       3    (142)    (45)
    ====    ====     ===     ===     ===     ===    ====     ===
     103     133      54      55      61      49      49      67
    (285)   (275)    (45)    (29)    (22)    (26)   (128)    (71)
    ----    ----     ---     ---     ---     ---    ----     ---
    (182)   (142)      9      26      39      23     (79)     (4)
    ====    ====     ===     ===     ===     ===    ====     ===


                       COLONIAL          DREYFUS IP        FIDELITY(R)
      CALVERT      SMALL CAP VALUE       TECHNOLOGY            VIP
      SOCIAL        FUND VARIABLE         GROWTH--       CONTRAFUND(R)--
     BALANCED     SERIES--CLASS B(C)   INITIAL SHARES     INITIAL CLASS
    -----------   ------------------   ---------------   ---------------
    2004   2003          2004           2004     2003     2004     2003
    --------------------------------------------------------------------
      2     35            13               9      120      179       77
    (25)   (19)           --             (33)      (3)    (266)    (233)
    ---    ---            --            ----     ----     ----     ----
    (23)    16            13             (24)     117      (87)    (156)
    ===    ===            ==            ====     ====     ====     ====
     15     22             2              29      159      280      194
    (18)   (25)           --             (39)     (13)    (323)    (287)
    ---    ---            --            ----     ----     ----     ----
     (3)    (3)            2             (10)     146      (43)     (93)
    ===    ===            ==            ====     ====     ====     ====

--------------------------------------------------------------------------------


                                                       FIDELITY(R)
                                                           VIP          FIDELITY(R) VIP
                                                     EQUITY-INCOME--       MID CAP--
                                                      INITIAL CLASS     SERVICE CLASS 2
                                                     ----------------   ----------------
                                                     2004      2003     2004    2003(a)
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................   124        42      284       38
Units redeemed.....................................  (171)     (194)     (13)      --
                                                     ----      ----      ---       --
  Net increase (decrease)..........................   (47)     (152)     271       38
                                                     ====      ====      ===       ==
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................   171       142      346       30
Units redeemed.....................................  (152)     (147)     (15)      --
                                                     ----      ----      ---       --
  Net increase (decrease)..........................    19        (5)     331       30
                                                     ====      ====      ===       ==


                                                                     NEUBERGER
                                                        MFS(R)         BERMAN
                                                       UTILITIES     AMT MIDCAP   T. ROWE PRICE
                                                       SERIES--       GROWTH--    EQUITY INCOME
                                                     SERVICE CLASS    CLASS S       PORTFOLIO
                                                     -------------   ----------   -------------
                                                        2004(b)       2004(b)     2004    2003
                                                     ------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................       148            18        270     105
Units redeemed.....................................        (5)           --       (134)    (81)
                                                          ---            --       ----     ---
  Net increase (decrease)..........................       143            18        136      24
                                                          ===            ==       ====     ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................       168            22        435     243
Units redeemed.....................................        (2)           --        (94)    (82)
                                                          ---            --       ----     ---
  Net increase (decrease)..........................       166            22        341     161
                                                          ===            ==       ====     ===

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                       MFS(R)
         JANUS ASPEN             JANUS ASPEN          INVESTORS        MFS(R)
           SERIES                  SERIES               TRUST         RESEARCH
         BALANCED--          WORLDWIDE GROWTH--       SERIES--        SERIES--
    INSTITUTIONAL SHARES    INSTITUTIONAL SHARES    INITIAL CLASS   INITIAL CLASS
    ---------------------   ---------------------   -------------   -------------
      2004        2003        2004        2003      2004    2003    2004    2003
    -----------------------------------------------------------------------------
        43          62          55          56         3      10       5       4
      (477)       (595)       (674)       (658)      (23)    (28)    (20)    (32)
      ----        ----        ----        ----       ---     ---     ---     ---
      (434)       (533)       (619)       (602)      (20)    (18)    (15)    (28)
      ====        ====        ====        ====       ===     ===     ===     ===
       178         232         178         222        10      13      21      15
      (588)       (466)       (650)       (689)      (22)    (23)    (19)    (32)
      ----        ----        ----        ----       ---     ---     ---     ---
      (410)       (234)       (472)       (467)      (12)    (10)      2     (17)
      ====        ====        ====        ====       ===     ===     ===     ===

                  VAN KAMPEN
                      UIF
      VAN ECK      EMERGING          VICTORY
     WORLDWIDE      MARKETS            VIF
       HARD        EQUITY--     DIVERSIFIED STOCK
      ASSETS        CLASS I       CLASS A SHARES
    -----------   -----------   ------------------
    2004   2003   2004   2003        2004(B)
    ----------------------------------------------
     61      4     16     51            22
     (7)   (12)   (108)  (45)           --
    ---    ---    ----   ---            --
     54     (8)   (92)     6            22
    ===    ===    ====   ===            ==
    106      8     70     39            25
    (18)   (15)   (61)   (72)           (1)
    ---    ---    ----   ---            --
     88     (7)     9    (33)           24
    ===    ===    ====   ===            ==

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004, 2003, 2002, 2001 and 2000.


                                                                              MAINSTAY VP
                                                                                BOND--
                                                                             INITIAL CLASS
                                                            -----------------------------------------------
                                                             2004      2003      2002      2001      2000
                                                            -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $32,655   $41,042   $46,620   $47,865   $32,640
Units Outstanding.......................................      1,924     2,485     2,912     3,231     2,376
Variable Accumulation Unit Value........................    $ 16.97   $ 16.52   $ 16.01   $ 14.81   $ 13.73
Total Return............................................       2.7%      3.2%      8.1%      7.9%      8.4%
Investment Income Ratio.................................       3.2%      3.7%      4.4%      5.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $32,507   $38,609   $41,985   $37,118   $26,843
Units Outstanding.......................................      1,915     2,337     2,623     2,506     1,954
Variable Accumulation Unit Value........................    $ 16.97   $ 16.52   $ 16.01   $ 14.81   $ 13.73
Total Return............................................       2.7%      3.2%      8.1%      7.9%      8.4%
Investment Income Ratio.................................       3.3%      3.8%      4.7%      5.6%


                                                                               MAINSTAY VP
                                                                             COMMON STOCK--
                                                                              INITIAL CLASS
                                                            -------------------------------------------------
                                                             2004      2003      2002       2001       2000
                                                            -------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $73,642   $76,639   $69,575   $111,911   $155,720
Units Outstanding.......................................      2,865     3,264     3,696      4,445      5,062
Variable Accumulation Unit Value........................    $ 25.70   $ 23.48   $ 18.82   $  25.17   $  30.76
Total Return............................................       9.5%     24.7%    (25.2%)    (18.2%)     (4.6%)
Investment Income Ratio.................................       1.3%      1.0%      0.8%       0.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $89,868   $89,598   $76,672   $115,917   $149,085
Units Outstanding.......................................      3,497     3,816     4,073      4,605      4,847
Variable Accumulation Unit Value........................    $ 25.70   $ 23.48   $ 18.82   $  25.17   $  30.76
Total Return............................................       9.5%     24.7%    (25.2%)    (18.2%)     (4.6%)
Investment Income Ratio.................................       1.4%      1.1%      0.9%       0.6%


                                                                                MAINSTAY VP
                                                                                 HIGH YIELD
                                                                              CORPORATE BOND--
                                                                               INITIAL CLASS
                                                            ----------------------------------------------------
                                                              2004       2003       2002       2001       2000
                                                            ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $156,942   $150,241   $104,452   $122,288   $126,771
Units Outstanding.......................................       6,804      7,248      6,783      7,999      8,588
Variable Accumulation Unit Value........................    $  23.07   $  20.73   $  15.40   $  15.29   $  14.76
Total Return............................................       11.3%      34.6%       0.7%       3.6%      (7.1%)
Investment Income Ratio.................................        6.9%       7.9%       9.5%      10.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $116,727   $108,307   $ 75,161   $ 81,685   $ 84,097
Units Outstanding.......................................       5,066      5,231      4,886      5,349      5,703
Variable Accumulation Unit Value........................    $  23.04   $  20.71   $  15.38   $  15.27   $  14.75
Total Return............................................       11.3%      34.6%       0.7%       3.6%      (7.1%)
Investment Income Ratio.................................        7.0%       7.8%       9.9%      10.9%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------



                        MAINSTAY VP
                   CAPITAL APPRECIATION--                                    MAINSTAY VP
                       INITIAL CLASS                                       CASH MANAGEMENT
    ----------------------------------------------------   -----------------------------------------------
      2004       2003       2002       2001       2000      2004      2003      2002      2001      2000
    ------------------------------------------------------------------------------------------------------
    $139,443   $162,444   $148,622   $260,390   $391,389   $18,816   $27,888   $46,990   $52,540   $40,116
       6,529      7,820      8,969     10,729     12,222    14,156    20,884    34,967    39,115    30,612
    $  21.36   $  20.77   $  16.57   $  24.27   $  32.02   $  1.33   $  1.34   $  1.34   $  1.34   $  1.31
        2.8%      25.4%     (31.7%)    (24.2%)    (11.9%)    (0.5%)    (0.6%)       --      2.5%      4.7%
        0.2%       0.2%       0.1%       0.1%                 0.8%      0.7%      1.3%      3.7%
    $174,656   $190,775   $164,115   $274,149   $390,194   $23,988   $32,002   $45,521   $46,590   $34,555
       8,178      9,184      9,904     11,296     12,184    18,047    23,965    33,873    34,686    26,368
    $  21.36   $  20.77   $  16.57   $  24.27   $  32.02   $  1.33   $  1.34   $  1.34   $  1.34   $  1.31
        2.8%      25.4%     (31.7%)    (24.2%)    (11.9%)    (0.5%)    (0.6%)       --      2.5%      4.7%
        0.2%       0.2%       0.1%       0.1%                 0.8%      0.7%      1.3%      3.7%


                      MAINSTAY VP                                       MAINSTAY VP
                     CONVERTIBLE--                                     GOVERNMENT--
                     INITIAL CLASS                                     INITIAL CLASS
    -----------------------------------------------   -----------------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001      2000
    -------------------------------------------------------------------------------------------------
    $21,042   $21,812   $15,632   $18,165   $18,477   $33,768   $47,553   $69,501   $51,150   $39,319
      1,191     1,293     1,118     1,181     1,160     1,963     2,819     4,144     3,307     2,677
    $ 17.67   $ 16.87   $ 13.99   $ 15.39   $ 15.93   $ 17.20   $ 16.87   $ 16.77   $ 15.47   $ 14.69
       4.7%     20.7%     (9.1%)    (3.4%)    (6.2%)     2.0%      0.6%      8.4%      5.3%     10.8%
       1.7%      2.5%      2.7%      3.6%                3.6%      3.5%      3.4%      4.4%
    $17,987   $17,661   $12,721   $14,279   $14,151   $30,205   $40,019   $52,350   $34,663   $26,217
      1,020     1,049       912       931       891     1,756     2,373     3,121     2,241     1,784
    $ 17.63   $ 16.83   $ 13.95   $ 15.34   $ 15.89   $ 17.20   $ 16.87   $ 16.77   $ 15.47   $ 14.69
       4.7%     20.7%     (9.1%)    (3.4%)    (6.2%)     2.0%      0.6%      8.4%      5.3%     10.8%
       1.9%      2.6%      2.7%      3.6%                3.7%      3.8%      3.6%      4.4%


                     MAINSTAY VP                               MAINSTAY VP
                    INTERNATIONAL                                MID CAP
                      EQUITY--                                    CORE--
                    INITIAL CLASS                             INITIAL CLASS
    ---------------------------------------------   ----------------------------------
     2004      2003     2002     2001      2000      2004     2003     2002      2001
    ----------------------------------------------------------------------------------
    $12,832   $9,245   $6,847   $ 7,779   $ 9,775   $5,763   $2,859   $ 1,250   $  388
        728      607      577       619       660      438      262       153       41
    $ 17.63   $15.22   $11.86   $ 12.57   $ 14.81   $13.16   $10.91   $  8.16   $ 9.49
      15.8%    28.3%    (5.6%)   (15.1%)   (19.1%)   20.6%    33.7%    (14.1%)   (5.1%)
       1.0%     2.0%     1.3%      1.3%               0.6%     0.6%      0.4%     0.6%
    $11,842   $8,147   $6,192   $ 6,335   $ 8,082   $5,628   $2,806   $ 1,381   $  227
        671      535      522       504       545      427      257       169       24
    $ 17.64   $15.23   $11.87   $ 12.58   $ 14.82   $13.19   $10.93   $  8.17   $ 9.51
      15.8%    28.3%    (5.6%)   (15.1%)   (19.1%)   20.6%    33.7%    (14.1%)   (4.9%)
       1.1%     2.0%     1.4%      1.3%               0.6%     0.6%      0.4%     0.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                       MAINSTAY VP
                                                                         MID CAP
                                                                        GROWTH--
                                                                      INITIAL CLASS
                                                           -----------------------------------
                                                            2004     2003      2002      2001
                                                           -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $9,433   $ 5,892   $   682   $  278
Units Outstanding.......................................      806       609       101       29
Variable Accumulation Unit Value........................   $11.70   $  9.67   $  6.77   $ 9.60
Total Return............................................    21.0%     42.9%    (29.5%)   (4.0%)
Investment Income Ratio.................................       --        --        --       --
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $9,572   $ 4,925   $   635   $  385
Units Outstanding.......................................      803       500        92       39
Variable Accumulation Unit Value........................   $11.92   $  9.85   $  6.89   $ 9.78
Total Return............................................    21.0%     42.9%    (29.5%)   (2.2%)
Investment Income Ratio.................................       --        --        --       --


                                                                               MAINSTAY VP
                                                                              TOTAL RETURN--
                                                                              INITIAL CLASS
                                                           ----------------------------------------------------
                                                             2004       2003       2002       2001       2000
                                                           ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $102,017   $113,786   $109,940   $163,607   $216,119
Units Outstanding.......................................      4,717      5,524      6,305      7,727      8,998
Variable Accumulation Unit Value........................   $  21.63   $  20.60   $  17.44   $  21.17   $  24.02
Total Return............................................       5.0%      18.1%     (17.6%)    (11.8%)     (5.6%)
Investment Income Ratio.................................       1.6%       1.8%       2.2%       2.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $112,661   $121,853   $112,541   $157,572   $195,651
Units Outstanding.......................................      5,209      5,915      6,454      7,442      8,146
Variable Accumulation Unit Value........................   $  21.63   $  20.60   $  17.44   $  21.17   $  24.02
Total Return............................................       5.0%      18.1%     (17.6%)    (11.8%)     (5.6%)
Investment Income Ratio.................................       1.6%       1.9%       2.3%       2.4%

                                                                           MAINSTAY VP
                                                                             DREYFUS
                                                                              LARGE
                                                                             COMPANY
                                                                             VALUE--
                                                                          INITIAL CLASS
                                                           -------------------------------------------
                                                            2004     2003     2002      2001     2000
                                                           -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $3,468   $2,648   $ 2,073   $3,229   $2,879
Units Outstanding.......................................      301      253       250      296      249
Variable Accumulation Unit Value........................   $11.53   $10.49   $  8.30   $10.90   $11.57
Total Return............................................     9.9%    26.3%    (23.9%)   (5.7%)    5.2%
Investment Income Ratio.................................     1.0%     0.9%      0.5%     0.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $4,460   $3,649   $ 2,693   $3,502   $3,147
Units Outstanding.......................................      382      343       320      317      268
Variable Accumulation Unit Value........................   $11.68   $10.63   $  8.41   $11.05   $11.72
Total Return............................................     9.9%    26.3%    (23.9%)   (5.7%)    5.2%
Investment Income Ratio.................................     1.0%     0.9%      0.6%     0.7%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                  MAINSTAY VP                                   MAINSTAY VP                          MAINSTAY VP
                    MID CAP                                       S&P 500                             SMALL CAP
                    VALUE--                                       INDEX--                             GROWTH--
                 INITIAL CLASS                                 INITIAL CLASS                        INITIAL CLASS
      -----------------------------------   ----------------------------------------------------   ---------------
       2004      2003     2002      2001      2004       2003       2002       2001       2000      2004     2003
      ------------------------------------------------------------------------------------------------------------
      $12,782   $7,511   $ 5,089   $2,564   $143,383   $146,296   $127,742   $198,864   $258,393   $5,773   $5,197
        1,032      704       607      258      5,051      5,621      6,211      7,423      8,368      557      541
      $ 12.38   $10.67   $  8.38   $ 9.94   $  28.39   $  26.03   $  20.57   $  26.79   $  30.88   $10.37   $ 9.60
        16.0%    27.3%    (15.7%)   (0.6%)      9.1%      26.5%     (23.2%)    (13.2%)    (10.5%)    8.0%    39.9%
         1.0%     1.2%      1.1%     2.0%       1.5%       1.3%       1.2%       0.9%                  --       --
      $13,348   $8,130   $ 5,308   $1,576   $173,793   $171,087   $142,842   $209,565   $258,158   $6,432   $4,771
        1,094      773       643      161      6,123      6,574      6,945      7,823      8,360      610      489
      $ 12.20   $10.52   $  8.26   $ 9.80   $  28.39   $  26.03   $  20.57   $  26.79   $  30.88   $10.55   $ 9.77
        16.0%    27.3%    (15.7%)   (2.0%)      9.1%      26.5%     (23.2%)    (13.2%)    (10.5%)    8.0%    39.9%
         1.0%     1.2%      1.3%     1.9%       1.5%       1.3%       1.2%       1.0%                  --       --


       MAINSTAY VP
        SMALL CAP
         GROWTH--
      INITIAL CLASS
     ----------------
      2002      2001
     ----------------
     $ 1,381   $  725
         201       77
     $  6.87   $ 9.45
      (27.4%)   (5.5%)
          --       --
     $ 1,421   $  918
         203       96
     $  6.98   $ 9.61
      (27.4%)   (3.9%)
          --       --

                                                                        MAINSTAY VP
                                                                          AMERICAN
                                                                          CENTURY
                        MAINSTAY VP                                       INCOME &
                          VALUE--                                         GROWTH--
                       INITIAL CLASS                                   INITIAL CLASS
      -----------------------------------------------   --------------------------------------------
       2004      2003      2002      2001      2000      2004     2003     2002      2001     2000
      ----------------------------------------------------------------------------------------------
      $51,220   $52,162   $45,782   $67,728   $69,989   $5,309   $4,797   $ 3,770   $5,537   $ 6,863
        2,500     2,796     3,086     3,557     3,643      461      464       463      540       604
      $ 20.49   $ 18.65   $ 14.84   $ 19.04   $ 19.21   $11.51   $10.35   $  8.15   $10.25   $ 11.35
         9.8%     25.7%    (22.1%)    (0.9%)    11.4%    11.2%    27.0%    (20.6%)   (9.7%)   (11.9%)
         1.1%      1.5%      1.3%      1.4%               1.7%     1.5%      1.0%     0.8%
      $58,043   $56,255   $46,850   $65,494   $64,042   $6,092   $5,379   $ 4,026   $5,449   $ 6,127
        2,825     3,007     3,149     3,430     3,324      529      520       494      531       540
      $ 20.55   $ 18.71   $ 14.88   $ 19.09   $ 19.27   $11.51   $10.35   $  8.15   $10.25   $ 11.35
         9.8%     25.7%    (22.1%)    (0.9%)    11.4%    11.2%    27.0%    (20.6%)   (9.7%)   (11.9%)
         1.1%      1.6%      1.3%      1.4%               1.8%     1.5%      1.0%     0.8%

                        MAINSTAY VP                                     MAINSTAY VP
                        EAGLE ASSET                                         LORD
                        MANAGEMENT                                         ABBETT
                          GROWTH                                         DEVELOPING
                         EQUITY--                                         GROWTH--
                       INITIAL CLASS                                   INITIAL CLASS
      -----------------------------------------------   --------------------------------------------
       2004      2003      2002      2001      2000      2004     2003     2002      2001     2000
      ----------------------------------------------------------------------------------------------
      $ 6,446   $ 8,487   $ 7,167   $13,064   $31,171   $2,097   $2,275   $ 1,150   $2,131   $ 2,785
          526       668       713       921     1,810      219      248       171      222       266
      $ 12.25   $ 12.71   $ 10.05   $ 14.18   $ 17.22   $ 9.59   $ 9.18   $  6.72   $ 9.58   $ 10.47
        (3.6%)    26.4%    (29.1%)   (17.6%)   (11.1%)    4.5%    36.7%    (29.9%)   (8.5%)   (20.1%)
         0.2%      0.2%      0.1%        --                 --       --        --       --
      $ 9,043   $10,395   $ 8,264   $14,072   $21,032   $2,731   $2,776   $ 1,512   $2,371   $ 3,176
          732       811       815       983     1,211      284      302       225      247       303
      $ 12.36   $ 12.82   $ 10.14   $ 14.31   $ 17.37   $ 9.61   $ 9.20   $  6.73   $ 9.60   $ 10.50
        (3.6%)    26.4%    (29.1%)   (17.8%)   (11.1%)    4.5%    36.7%    (29.9%)   (8.5%)   (20.1%)
         0.2%      0.2%      0.1%        --                 --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                ALGER
                                                                              AMERICAN
                                                                                SMALL
                                                                          CAPITALIZATION--
                                                                           CLASS O SHARES
                                                           -----------------------------------------------
                                                            2004      2003      2002      2001      2000
                                                           -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 9,890   $ 9,788   $ 7,752   $12,031   $20,098
Units Outstanding.......................................       990     1,127     1,254     1,417     1,648
Variable Accumulation Unit Value........................   $  9.99   $  8.68   $  6.18   $  8.49   $ 12.20
Total Return............................................     15.1%     40.5%    (27.2%)   (30.4%)   (28.1%)
Investment Income Ratio.................................        --        --        --      0.1%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $12,222   $10,742   $ 7,697   $11,471   $17,694
Units Outstanding.......................................     1,223     1,237     1,245     1,352     1,451
Variable Accumulation Unit Value........................   $  9.99   $  8.68   $  6.18   $  8.49   $ 12.20
Total Return............................................     15.1%     40.5%    (27.2%)   (30.4%)   (28.1%)
Investment Income Ratio.................................        --        --        --      0.1%


                                                                             FIDELITY(R)
                                                                                 VIP
                                                                           CONTRAFUND(R)--
                                                                            INITIAL CLASS
                                                           -----------------------------------------------
                                                            2004      2003      2002      2001      2000
                                                           -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $52,630   $47,782   $39,960   $49,755   $62,679
Units Outstanding.......................................     2,497     2,584     2,741     3,054     3,332
Variable Accumulation Unit Value........................   $ 21.07   $ 18.49   $ 14.58   $ 16.29   $ 18.81
Total Return............................................     14.0%     26.8%    (10.5%)   (13.4%)    (7.8%)
Investment Income Ratio.................................      0.3%      0.5%      0.9%      0.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $73,367   $65,135   $52,702   $62,180   $74,681
Units Outstanding.......................................     3,549     3,592     3,685     3,891     4,048
Variable Accumulation Unit Value........................   $ 20.67   $ 18.13   $ 14.30   $ 15.98   $ 18.45
Total Return............................................     14.0%     26.8%    (10.5%)   (13.4%)    (7.8%)
Investment Income Ratio.................................      0.3%      0.5%      0.8%      0.8%

                                                                             JANUS ASPEN
                                                                                SERIES
                                                                              WORLDWIDE
                                                                               GROWTH--
                                                                         INSTITUTIONAL SHARES
                                                           ------------------------------------------------
                                                            2004      2003      2002      2001       2000
                                                           ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $40,513   $48,340   $46,780   $75,000   $112,441
Units Outstanding.......................................     2,646     3,265     3,867     4,559      5,233
Variable Accumulation Unit Value........................   $ 15.31   $ 14.80   $ 12.10   $ 16.45   $  21.49
Total Return............................................      3.4%     22.4%    (26.5%)   (23.4%)    (16.8%)
Investment Income Ratio.................................      1.0%      1.1%      0.9%      0.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $53,467   $58,703   $53,620   $82,282   $117,641
Units Outstanding.......................................     3,485     3,957     4,424     4,992      5,465
Variable Accumulation Unit Value........................   $ 15.34   $ 14.83   $ 12.12   $ 16.48   $  21.53
Total Return............................................      3.4%     22.4%    (26.5%)   (23.4%)    (16.8%)
Investment Income Ratio.................................      1.0%      1.1%      0.9%      0.5%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                                                        COLONIAL
                                                        SMALL CAP                   DREYFUS IP
                        CALVERT                        VALUE FUND                   TECHNOLOGY
                        SOCIAL                      VARIABLE SERIES--                GROWTH--
                       BALANCED                          CLASS B                  INITIAL SHARES
      -------------------------------------------   -----------------   ----------------------------------
       2004     2003     2002      2001     2000          2004           2004     2003     2002      2001
      ----------------------------------------------------------------------------------------------------
      $3,204   $3,387   $ 2,646   $3,485   $4,189        $  140         $1,707   $1,938   $   595   $  261
         172      195       179      205      226            13            192      216        99       26
      $18.60   $17.40   $ 14.78   $17.04   $18.55        $10.57         $ 8.88   $ 8.95   $  6.01   $10.05
        6.9%    17.8%    (13.3%)   (8.1%)   (4.4%)         5.7%          (0.8%)   49.0%    (40.2%)    0.5%
        1.6%     2.2%      2.6%     3.6%                   0.5%             --       --        --       --
      $5,584   $5,280   $ 4,530   $5,403   $5,717        $   23         $2,470   $2,579   $   878   $  645
         300      303       306      317      308             2            287      297       151       66
      $18.62   $17.42   $ 14.79   $17.06   $18.57        $10.57         $ 8.62   $ 8.69   $  5.83   $ 9.75
        6.9%    17.8%    (13.3%)   (8.1%)   (4.4%)         5.7%          (0.8%)   49.0%    (40.2%)   (2.5%)
        1.7%     2.0%      2.7%     3.7%                   0.6%             --       --        --       --


                                                                                            JANUS ASPEN
                      FIDELITY(R) VIP                   FIDELITY(R) VIP                       SERIES
                      EQUITY-INCOME--                      MID CAP--                        BALANCED--
                       INITIAL CLASS                    SERVICE CLASS 2                INSTITUTIONAL SHARES
      -----------------------------------------------   ---------------   -----------------------------------------------
       2004      2003      2002      2001      2000      2004     2003     2004      2003      2002      2001      2000
      -------------------------------------------------------------------------------------------------------------------
      $27,140   $25,421   $21,694   $30,023   $34,017   $4,269   $  431   $49,154   $54,194   $57,185   $70,409   $81,758
        1,509     1,556     1,708     1,938     2,060      309       38     2,400     2,834     3,367     3,828     4,183
      $ 17.99   $ 16.34   $ 12.70   $ 15.49   $ 16.52   $13.83   $11.24   $ 20.48   $ 19.12   $ 16.99   $ 18.39   $ 19.55
        10.1%     28.7%    (18.0%)    (6.2%)     7.0%    23.0%    12.4%      7.1%     12.6%     (7.7%)    (5.9%)    (3.5%)
         1.5%      1.9%      1.8%      1.9%                 --       --      2.2%      2.2%      2.4%      2.6%
      $30,977   $27,839   $21,702   $28,160   $29,719   $5,080   $  338   $74,451   $77,365   $72,705   $81,831   $85,386
        1,735     1,716     1,721     1,831     1,813      361       30     3,625     4,035     4,269     4,437     4,357
      $ 17.86   $ 16.22   $ 12.61   $ 15.38   $ 16.39   $14.07   $11.43   $ 20.54   $ 19.17   $ 17.03   $ 18.44   $ 19.60
        10.1%     28.7%    (18.0%)    (6.2%)     7.0%    23.0%    14.3%      7.1%     12.6%     (7.7%)    (5.9%)    (3.5%)
         1.5%      1.8%      1.8%      1.7%                 --       --      2.2%      2.2%      2.4%      2.6%

                          MFS(R)                                                                                       NEUBERGER
                        INVESTORS                                                                        MFS(R)         BERMAN
                          TRUST                                           MFS(R)                        UTILITIES     AMT MID-CAP
                         SERIES--                                   RESEARCH SERIES--                   SERIES--       GROWTH--
                      INITIAL CLASS                                   INITIAL CLASS                   SERVICE CLASS     CLASS S
      ----------------------------------------------   --------------------------------------------   -------------   -----------
       2004     2003      2002      2001      2000      2004     2003     2002      2001      2000        2004           2004
      ---------------------------------------------------------------------------------------------------------------------------
      $1,441   $ 1,479   $ 1,356   $ 2,158   $ 2,729   $2,001   $1,882   $ 1,734   $ 3,076   $3,995      $1,794         $  210
         155       175       193       240       252      197      212       240       317      320         143             18
      $ 9.29   $  8.45   $  7.01   $  8.99   $ 10.83   $10.16   $ 8.89   $  7.22   $  9.69   $12.47      $12.57         $11.76
        9.9%     20.6%    (22.0%)   (17.0%)    (1.4%)   14.4%    23.1%    (25.5%)   (22.3%)   (6.1%)      25.7%          17.6%
        0.6%      0.6%      0.6%      0.5%               1.1%     0.7%      0.3%        --                   --             --
      $1,977   $ 1,899   $ 1,650   $ 2,207   $ 2,673   $2,918   $2,537   $ 2,180   $ 3,339   $3,891      $2,143         $  248
         207       219       229       239       240      291      289       306       349      316         166             22
      $ 9.55   $  8.69   $  7.21   $  9.24   $ 11.13   $10.03   $ 8.77   $  7.13   $  9.57   $12.31      $12.90         $11.22
        9.9%     20.6%    (22.0%)   (17.0%)    (1.4%)   14.4%    23.1%    (25.5%)   (22.3%)   (6.1%)      29.0%          12.2%
        0.6%      0.7%      0.5%      0.5%               1.1%     0.7%      0.3%        --                   --             --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                            T. ROWE PRICE
                                                                                EQUITY
                                                                                INCOME
                                                                              PORTFOLIO
                                                           ------------------------------------------------
                                                            2004      2003       2002      2001      2000
                                                           ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $15,968   $12,398   $  9,768   $11,020   $ 6,827
Units Outstanding.......................................     1,143     1,007        982       950       590
Variable Accumulation Unit Value........................   $ 13.97   $ 12.32   $   9.94   $ 11.59   $ 11.58
Total Return............................................     13.4%     23.9%    (14.2%)      0.2%     11.6%
Investment Income Ratio.................................      1.6%      1.7%       1.6%      1.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $19,083   $12,581   $  8,546   $ 9,525   $ 5,604
Units Outstanding.......................................     1,355     1,014        853       815       480
Variable Accumulation Unit Value........................   $ 14.08   $ 12.41   $  10.02   $ 11.68   $ 11.67
Total Return............................................     13.4%     23.9%    (14.2%)      0.2%     11.6%
Investment Income Ratio.................................      1.7%      1.8%       1.6%      1.5%


                                                                               VAN ECK
                                                                              WORLDWIDE
                                                                                HARD
                                                                               ASSETS
                                                           -----------------------------------------------
                                                            2004     2003       2002       2001      2000
                                                           -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $2,394   $ 1,288   $    967   $    450   $  504
Units Outstanding.......................................      159       105        113         50       50
Variable Accumulation Unit Value........................   $15.05   $ 12.30   $   8.59   $   8.95   $10.13
Total Return............................................    22.4%     43.2%     (4.1%)    (11.6%)    10.0%
Investment Income Ratio.................................     0.3%      0.5%       0.4%       1.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $3,242   $ 1,550   $  1,148   $    472   $  466
Units Outstanding.......................................      212       124        132         52       45
Variable Accumulation Unit Value........................   $15.28   $ 12.49   $   8.72   $   9.09   $10.29
Total Return............................................    22.4%     43.2%     (4.1%)    (11.6%)    10.0%
Investment Income Ratio.................................     0.3%      0.4%       0.4%       1.0%

                                                                                                                 VICTORY
                                                                              VAN KAMPEN                           VIF
                                                                                  UIF                          DIVERSIFIED
                                                                           EMERGING MARKETS                      STOCK--
                                                                               EQUITY--                          CLASS A
                                                                                CLASS I                          SHARES
                                                           -------------------------------------------------   -----------
                                                            2004      2003       2002      2001       2000        2004
                                                           ---------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 5,991   $ 5,895   $  3,951   $ 4,807   $  5,962     $  233
Units Outstanding.......................................       472       564        558       611        699         22
Variable Accumulation Unit Value........................   $ 12.70   $ 10.45   $   7.08   $  7.87   $   8.53     $10.78
Total Return............................................     21.5%     47.7%    (10.1%)    (7.7%)    (40.0%)       7.8%
Investment Income Ratio.................................      0.7%        --         --        --                  1.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $ 8,335   $ 6,767   $  4,819   $ 5,504   $  6,288     $  267
Units Outstanding.......................................       651       642        676       694        732         24
Variable Accumulation Unit Value........................   $ 12.80   $ 10.53   $   7.13   $  7.93   $   8.59     $11.07
Total Return............................................     21.5%     47.7%    (10.1%)    (7.7%)    (40.0%)      10.7%
Investment Income Ratio.................................      0.7%        --         --        --                  1.4%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account I and II Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class (formerly known as MainStay VP Growth Equity), MainStay VP Convertible--Initial Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP International Equity--Initial Class, MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class (formerly known as MainStay VP Equity Income), MainStay VP S&P 500 Index--Initial Class (formerly known as MainStay VP Indexed Equity), MainStay VP Small Cap Growth-- Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, MainStay VP American Century Income and Growth--Initial Class, MainStay VP Dreyfus Large Company Value--Initial Class, MainStay VP Eagle Asset Management Growth Equity--Initial Class, MainStay VP Lord Abbett Developing Growth--Initial Class, Alger American Small Capitalization--Class O Shares, Calvert Social Balanced, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid Cap Growth--Class S, T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting each of the NYLIAC Variable Annuity Separate Account-I and the NYLIAC Variable Annuity Separate Account-II) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York

February 18, 2005

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